Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Entity Registrant Name	ROWAN COMPANIES PLC
Entity Central Index Key	0000085408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,903
Entity Common Stock, Shares Outstanding		123,578,642
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 438,853	$ 437,479
Restricted cash	0	15,265
Receivables - trade and other	283,592	269,896
Prepaid expenses and other current assets	44,586	31,646
Deferred income taxes - net	27,023	13,043
Assets of discontinued operations	27,661	1,007,924
Total current assets	821,715	1,775,253
PROPERTY, PLANT AND EQUIPMENT:
Drilling equipment	6,179,587	3,799,902
Construction in progress	711,558	1,584,802
Other property and equipment	138,177	145,698
Property, plant and equipment - gross	7,029,322	5,530,402
Less accumulated depreciation and amortization	1,350,609	1,185,880
Property, plant and equipment - net	5,678,713	4,344,522
Other assets	97,417	97,682
TOTAL ASSETS	6,597,845	6,217,457
CURRENT LIABILITIES:
Current maturities of long-term debt	45,023	52,166
Accounts payable - trade	111,082	81,715
Deferred revenues	36,220	7,748
Accrued liabilities	131,041	124,539
Liabilities of discontinued operations	25,005	378,797
Total current liabilities	348,371	644,965
Long-term debt - less current maturities	1,089,335	1,133,745
Other liabilities	357,709	251,145
Deferred income taxes - net	476,443	435,292
Commitments and contingent liabilities (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $1.00 par value, 5,000,000 shares authorized, issuable in series: Series A Junior Preferred Stock, 1,500,000 shares authorized, none issued	0	0
Common stock, $0.125 par value, 150,000,000 shares authorized, 127,577,530 shares and 126,346,627 shares issued at December 31, 2011 and 2010, respectively	15,947	15,794
Additional paid-in capital	1,478,233	1,433,999
Retained earnings	3,186,362	2,449,521
Cost of 3,996,465 and 52,408 treasury shares at December 31, 2011 and 2010, respectively	(128,884)	(1,509)
Accumulated other comprehensive loss	(225,671)	(145,495)
Total stockholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,597,845	$ 6,217,457

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.125	$ 0.125
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	127,577,530	126,346,627
Treasury shares (in shares)	3,996,465	52,408
Series A Junior Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,500,000	1,500,000
Preferred stock, shares issued (in shares)	0	0

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Income Statements [Abstract]
REVENUES	$ 939,229	$ 1,017,705	$ 1,043,003
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	508,066	416,832	404,313
Depreciation and amortization	183,903	138,301	123,940
Selling, general and administrative	88,278	78,658	65,953
Loss (gain) on disposals of property and equipment	(1,577)	402	(5,543)
Material charges and other operating expenses	10,976	5,250	0
Total costs and expenses	789,646	639,443	588,663
INCOME FROM OPERATIONS	149,583	378,262	454,340
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(20,071)	(24,879)	(8,028)
Interest income	730	1,289	1,194
Gain on debt extinguishment	0	5,324	0
Other - net	(162)	(461)	12
Total other income (expense) - net	(19,503)	(18,727)	(6,822)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	130,080	359,535	447,518
(Benefit) provision for income taxes	(5,659)	91,934	119,186
NET INCOME FROM CONTINUING OPERATIONS	135,739	267,601	328,332
DISCONTINUED OPERATIONS:
Income from discontinued operations, net of tax	3,107	12,394	39,172
Gain on sale of discontinued operations, net of tax	597,995	0	0
Discontinued operations, net of tax	601,102	12,394	39,172
NET INCOME	$ 736,841	$ 279,995	$ 367,504
INCOME PER SHARE - BASIC:
Income from continuing operations (in dollars per share)	$ 1.09	$ 2.29	$ 2.89
Discontinued operations (in dollars per share)	$ 4.8	$ 0.1	$ 0.35
Net income (in dollars per share)	$ 5.89	$ 2.39	$ 3.24
INCOME PER SHARE - DILUTED:
Income from continuing operations (in dollars per share)	$ 1.07	$ 2.25	$ 2.89
Discontinued operations (in dollars per share)	$ 4.76	$ 0.11	$ 0.35
Net income (in dollars per share)	$ 5.83	$ 2.36	$ 3.24

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 736,841	$ 279,995	$ 367,504
Other comprehensive income:
Pension and other postretirement benefit adjustments, net of income tax expense (benefit) of ($43,172), $2,599 and $35,912, respectively	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	$ 656,665	$ 284,821	$ 434,199

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
Pension and other postretirement benefit adjustments, income tax expense (benefit)	$ (43,172)	$ 2,599	$ 35,912

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 14,141	$ 1,063,202	$ 1,802,022	$ (2,533)	$ (217,016)	$ 2,659,816
Balance (in shares) at Dec. 31, 2008	113,036
Stock issued under share-based compensation plans	96	336	0	1,124	0	1,556
Stock issued under share-based compensation plans (in shares)	797
Stock-based compensation	0	12,127	0	0	0	12,127
Excess tax benefit from stock-based compensation plans	0	2,672	0	0	0	2,672
Retirement benefit adjustments, net of taxes	0	0	0	0	66,695	66,695
Net income	0	0	367,504	0	0	367,504
Balance at Dec. 31, 2009	14,237	1,078,337	2,169,526	(1,409)	(150,321)	3,110,370
Balance (in shares) at Dec. 31, 2009	113,833
Stock issued to acquire SKDP	1,466	336,441	0	0	0	337,907
Stock issued to acquire SKDP (in shares)	11,725
Stock issued under share-based compensation plans	91	4,343	0	(100)	0	4,334
Stock issued under share-based compensation plans (in shares)	736
Stock-based compensation	0	14,466	0	0	0	14,466
Excess tax benefit from stock-based compensation plans	0	412	0	0	0	412
Retirement benefit adjustments, net of taxes	0	0	0	0	4,826	4,826
Net income	0	0	279,995	0	0	279,995
Balance at Dec. 31, 2010	15,794	1,433,999	2,449,521	(1,509)	(145,495)	3,752,310
Balance (in shares) at Dec. 31, 2010	126,294
Stock issued under share-based compensation plans	153	14,907	0	(2,362)	0	12,698
Stock issued under share-based compensation plans (in shares)	1,206
Shares reacquired	0	0	0	(125,013)	0	(125,013)
Shares reacquired (in shares)	(3,919)					3,900
Stock-based compensation	0	24,199	0	0	0	24,199
Excess tax benefit from stock-based compensation plans	0	5,128	0	0	0	5,128
Retirement benefit adjustments, net of taxes	0	0	0	0	(80,176)	(80,176)
Net income	0	0	736,841	0	0	736,841
Balance at Dec. 31, 2011	$ 15,947	$ 1,478,233	$ 3,186,362	$ (128,884)	$ (225,671)	$ 4,325,987
Balance (in shares) at Dec. 31, 2011	123,581

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement benefit adjustments, taxes	$ (43,172)	$ 2,599	$ 35,912
Accumulated Other Comprehensive Income (Loss) [Member]
Retirement benefit adjustments, taxes	$ (43,172)	$ 2,599	$ 35,912

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH PROVIDED BY OPERATIONS:
Net income	$ 736,841	$ 279,995	$ 367,504
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	204,872	186,563	171,445
Provision for pension and postretirement benefits	20,115	33,960	39,664
Stock-based compensation expense	22,088	15,578	13,034
Postretirement benefit claims paid	(2,926)	(3,588)	(3,495)
Loss (gain) on disposals of property, plant and equipment	(4,100)	788	(5,748)
Deferred income taxes	(21,492)	45,164	15,771
Contributions to pension plans	(53,394)	(57,266)	(36,248)
Gain on sale of land drilling operations	(212,891)	0	0
Gain on sale of manufacturing operations	(670,614)	0	0
Material charge	8,000	42,024	0
Estimated net benefits from income tax claims	0	0	(25,392)
Changes in current assets and liabilities:
Receivables - trade and other	22,825	(34,268)	147,340
Inventories	(104,468)	65,177	92,357
Prepaid expenses and other current assets	303	9,208	(17,278)
Accounts payable	44,784	(34,799)	(134,648)
Accrued income taxes	(6,097)	(30,555)	(17,327)
Deferred revenues	41,428	14,048	(34,688)
Billings in excess of costs and estimated profits on uncompleted contracts	29,493	(17,311)	(31,893)
Other current liabilities	10,263	6,381	3,209
Net changes in other noncurrent assets and liabilities	29,649	(12,937)	487
Net cash provided by operations	94,679	508,162	544,094
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(1,517,674)	(490,560)	(566,383)
Proceeds from disposals of property, plant and equipment	5,734	3,267	8,592
(Increase) decrease in restricted cash	15,265	(15,265)	0
Proceeds from sale of manufacturing operations, net	1,041,861	0	0
Proceeds from sale of land drilling operations, net	1,555,480	0	0
Net cash used in acquisition of SKDP	0	(17,681)	0
Net cash provided by (used in) investing activities	58,805	(520,239)	(557,791)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Repayments of borrowings	(52,166)	(594,013)	(64,922)
Proceeds from borrowings, net of issue costs	0	395,517	491,729
Proceeds from stock option and convertible debenture plans	19,941	7,959	1,471
Excess tax benefits from stock-based compensation	5,128	412	2,672
Payments to acquire treasury stock	(125,013)	0	0
Net cash provided by (used in) financing activities	(152,110)	(190,125)	430,950
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,374	(202,202)	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	437,479	639,681	222,428
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 438,853	$ 437,479	$ 639,681

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND BASIS OF PRESENTATION [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Rowan Companies, Inc., together with its subsidiaries (hereafter referred to as "Rowan" or the "Company") is a major provider of international and domestic offshore oil and gas contract drilling services and provides its services utilizing a fleet of 31 self-elevating mobile offshore "jack-up" drilling units.  The Company's primary focus is on high-specification and premium jack-up rigs, which its customers use for exploratory and development drilling and, in certain areas, well workover operations.  Additionally, the Company has three ultra-deepwater drillships under construction, the first of which is scheduled for delivery in late 2013.

Rowan conducts offshore drilling operations in various markets throughout the world including the Middle East, the U.S. Gulf of Mexico and the North Sea, among others.

The consolidated financial statements are presented in U.S. dollars in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Rowan Companies, Inc. and its subsidiaries, all of which are wholly owned.  Intercompany balances and transactions are eliminated in consolidation.

In June and September 2011, the Company completed the sales of its manufacturing and land drilling operations, respectively.  The Company's manufacturing operations were previously reported as the “Drilling Products and Systems” and the “Mining, Forestry and Steel Products” segments, and land drilling operations were previously reported as a component of the “Drilling Services” segment.  The Company does not currently segment its continuing offshore drilling business for reporting purposes.  Results of manufacturing and land drilling operations have been reclassified to discontinued operations for all periods presented.  Similarly, assets and liabilities of discontinued operations have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31, 2011 and 2010 (see Note 3).  As permitted under GAAP, the Company has chosen not to separately disclose cash flows pertaining to discontinued operations in the statement of cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Expense Recognition

Rowan's drilling contracts generally provide for payment on a daily rate basis, and revenues are recognized as the work progresses with the passage of time.  Rowan frequently receives lump-sum payments at the outset of a drilling assignment for equipment moves or modifications.  Lump-sum fees received for equipment moves (and related costs) and fees received for equipment modifications or upgrades are initially deferred and amortized on a straight-line basis over the primary term of the drilling contract.  The costs of contractual equipment modifications or upgrades and the costs of the initial move of newly acquired rigs are capitalized and depreciated in accordance with the Company's fixed asset capitalization policy.  The costs of moving equipment while not under contract are expensed as incurred.  Drilling revenues received but unearned are included in current and long-term liabilities and totaled $58.4 million and $7.7 million at December 31, 2011 and 2010, respectively.  Deferred drilling costs are included in prepaid expenses and other assets and totaled $33.0 million and $22.3 million at December 31, 2011 and 2010, respectively.

Rowan recognizes revenue for certain reimbursable costs.  Each reimbursable item and amount is stipulated in the Company's contract with the customer, and such items and amounts frequently vary between contracts.  The Company recognizes reimbursable costs on the gross basis, as both revenues and expenses, because Rowan is the primary obligor in the arrangement, has discretion in supplier selection, is involved in determining product or service specifications and assumes full credit risk related to the reimbursable costs.

Cash Equivalents

Cash equivalents consist of highly liquid temporary cash investments with maturities no greater than three months at the time of purchase.

Accounts Receivable and Allowance for Doubtful Accounts

The Company assesses the collectability of receivables and records adjustments to an allowance for doubtful accounts, which is recorded as an offset to accounts receivable, to cover the risk of credit losses.  The allowance is based on historical and other factors that predict collectability, including write-offs, recoveries and the monitoring of credit quality.  The Company's allowance for doubtful accounts was $0.3 million at December 31, 2011 and 2010, respectively.

Receivables included unreimbursed costs related to the salvage of lost or damaged rigs and related equipment totaling $4.6 million and $10.4 million at December 31, 2011 and 2010, respectively.

Property and Depreciation

Rowan provides depreciation for financial reporting purposes under the straight-line method over the asset's estimated useful life from the date the asset is placed into service until it is sold or becomes fully depreciated.  Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value

Jack-up drilling rigs:
Hulls	35	20%
Legs	30	20%
Quarters	25	20%
Drilling equipment	10 to 25	20%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Expenditures for new property or enhancements to existing property are capitalized and depreciated over the asset's estimated useful life.  Expenditures for maintenance and repairs are charged to operations as incurred.  As assets are sold or retired, property cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in results of operations.  Rowan capitalizes a portion of interest cost incurred during the construction period.  The Company capitalized interest in the amount of $54.5 million in 2011, $40.0 million in 2010, and $21.5 million in 2009.  Long-lived assets are reviewed for impairment at least annually, or whenever circumstances indicate their carrying amounts may not be recoverable, based upon estimated future cash flows.  Impairment, if any, is measured as the excess of an asset's carrying amount over its estimated fair value.  No impairment charges for long-lived assets attributable to continuing operations were required in 2011, 2010 or 2009.

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale and recorded an $8 million impairment charge, which is included in pretax loss for discontinued manufacturing operations for 2011.  Fair value was estimated based on equipment broker quotes, less anticipated selling costs.  Such inputs are considered Level 3 fair value inputs, which are unobservable inputs and considered the lowest level in the fair value hierarchy.

Repairs and maintenance expense attributable to continuing operations totaled $97.6 million in 2011, $70.3 million in 2010, and $74.4 million in 2009.

Foreign Currency Transactions

The U.S. dollar is the functional currency for all of Rowan's operations.  Non-U.S. subsidiaries translate their nonmonetary assets at exchange rates prevailing at the time they were acquired; monetary assets and liabilities are translated at year-end rates.  Resulting translation gains and losses and foreign currency transaction gains and losses are included in “other income” on the Company's Consolidated Statements of Income.  In order to reduce the impact of exchange rate fluctuations, Rowan generally requires customer payments to be in U.S. dollars and generally limits foreign currency holdings to the extent they are needed to pay liabilities denominated in such currencies.  The Company recognized net foreign currency losses of $0.8 million in 2011, $0.4 million in 2010 and $0.1 million in 2009.

Income Taxes

Rowan recognizes deferred income tax assets and liabilities for the estimated future tax consequences of differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are provided against deferred tax assets that are not likely to be realized.  See Note 10 for further information regarding the Company's income tax assets and liabilities.

Historically, the Company has conducted its foreign operations through U.S. subsidiaries, which resulted in income tax at or near the U.S. statutory rate of 35%.  In 2009, the Company began operating many of its foreign-based rigs through its international subsidiaries, and has asserted that such earnings are permanently reinvested abroad.  The Company does not provide deferred income taxes on undistributed foreign earnings considered to be permanently invested abroad.

Environmental Costs

Environmental remediation costs are accrued using estimates of future monitoring, testing and clean-up costs where it is probable that such costs will be incurred.  Estimates of future monitoring, testing and clean-up costs, and assessments of the probability that such costs will be incurred incorporate many factors, including approved monitoring, testing and/or remediation plans; ongoing communications with environmental regulatory agencies; the expected duration of remediation measures; historical monitoring, testing and clean-up costs, and current and anticipated operational plans and manufacturing processes.  Ongoing environmental compliance costs are expensed as incurred, and expenditures to mitigate or prevent future environmental contamination are capitalized.  Environmental liabilities at December 31, 2011 and 2010, were not material.

Income Per Common Share

Basic income per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding during the period.  Diluted income per share includes the additional effect of all potentially dilutive securities, which includes nonvested restricted stock and units, dilutive stock options and appreciation rights, and contingently issuable shares, if any, such as performance-based stock awards.

A reconciliation of shares for basic and diluted income per share for each of the past three years is set forth below.  There were no income adjustments to the numerators of the basic or diluted computations for the periods presented (in thousands):

	2011	2010	2009

Average common shares outstanding	125,044	117,021	113,515
Add dilutive securities:
Nonvested restricted stock and units	765	1,270	-
Employee and director stock options	298	417	69
Stock appreciation rights and other	286	110	-
Average shares for diluted computations	126,393	118,818	113,584

Options and other potentially dilutive securities are antidilutive and excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period.  The following table sets forth the share effects of securities excluded from the diluted calculations because they were antidilutive for the years indicated.  Such securities could potentially dilute earnings per share in the future (in thousands):

	2011	2010	2009

Employee and director stock options	42	153	1,481
Stock appreciation rights and other	266	-	85
Total potentially dilutive shares	308	153	1,566

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) for 2011, 2010 and 2009, consisted solely of adjustments relating to pension and other postretirement benefits, the components of which were as follows, net of income taxes (in thousands):

	2011	2010	2009

Net (loss) gain arising during the period	$(79,888)	$(3,779)	$14,225
Prior service (cost) credit arising during the period	-	-	43,703
Amortization of (gain) loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service cost (credit)	(14,975)	(4,473)	(2,385)
Total other comprehensive income (loss), net of tax	$(80,176)	$4,826	$66,695
See Note 9 for further information regarding the Company's pension and other postretirement benefits.

New Accounting Standards

In June 2011, the FASB issued an update on the presentation of other comprehensive income. Under this update, entities will be required to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This update is effective for interim and annual periods beginning on or after December 15, 2011. We do not believe the adoption of this update will have a material impact on our consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 3 – DISCONTINUED OPERATIONS

On June 22, 2011, the Company completed the sale of its wholly owned manufacturing subsidiary, LeTourneau Technologies, Inc, (“LeTourneau”), at a price of $1.1 billion in cash, less a post-closing working capital adjustment in the amount of $46.7 million, and recognized a pretax gain on sale of $670.6 million ($443.6 million, net of tax) in 2011.  The operations of LeTourneau have been included in “Discontinued operations, net of tax,” in the Consolidated Statements of Income for all years presented.

In connection with the sale, the Company entered into certain other agreements with LeTourneau including a facilities lease agreement, an employee services agreement, and an amendment to the construction contract for the Joe Douglas drilling rig in order for the Company to direct the completion of construction, commissioning and delivery of the rig.  The lease and employee services agreements shall terminate at the earliest of (i) 120 days following completion of construction, (ii) one year following the Closing Date or (iii) the effective date of any other termination of the lease or employee services agreements pursuant to the agreements.  Costs incurred in connection with the facilities lease and employee services agreements were capitalized as part of the cost of the rig, which was delivered in December 2011.

On September 1, 2011, the Company completed the sale of its land drilling services business for $510 million in cash, plus a working capital adjustment of $7.9 million, and recognized a pretax gain on sale of $212.9 million ($154.3 million, net of tax) in 2011.  The results of land drilling services have been reclassified to discontinued operations for all years presented.

The following table sets forth the components of “Discontinued operations, net of tax,” for 2011, 2010 and 2009 (in thousands):

	2011
	Manufacturing	Drilling	Total
Revenues	$224,488	$126,957	$351,445

Pretax income (loss)	$(8,583)	$16,623	$8,040
Provision (benefit) for taxes on income	1,507	3,426	4,933
Income (loss) from discontinued operations, net of tax	(10,090)	13,197	3,107

Pretax gain on sale of discontinued operations	670,614	212,891	883,505
Provision for tax on gain on sale	226,965	58,545	285,510
Gain on sale of discontinued operations, net of tax	443,649	154,346	597,995
Discontinued operations, net of tax	$433,559	$167,543	$601,102

	2010
	Manufacturing	Drilling	Total
Revenues	$610,441	$191,061	$801,502

Pretax income (loss)	$(1,276)	$20,758	$19,482
Provision (benefit) for taxes on income	(569)	7,657	7,088
Discontinued operations, net of tax	$(707)	$13,101	$12,394

	2009
	Manufacturing	Drilling	Total
Revenues	$555,284	$171,893	$727,177

Pretax income (loss)	$35,790	$17,783	$53,573
Provision (benefit) for taxes on income	8,303	6,098	14,401
Discontinued operations, net of tax	$27,487	$11,685	$39,172

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale and recorded an $8 million impairment charge, which is included in pretax loss for discontinued manufacturing operations for 2011.  The asset and related deposit are classified as other assets and deferred revenues, respectively, at December 31, 2011, in the table of assets and liabilities of discontinued operations below.

Pretax loss for manufacturing in 2010 included a $42.0 million charge attributable to an increase in an inventory valuation reserve.

The following assets and liabilities have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31 (in thousands):

	2011			2010
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Cash and cash equivalents	$-	$-	$-	$-	$-	$-
Receivables - trade and other	-	4,000	4,000	106,705	41,280	147,985
Inventories - raw materials and supplies	-	-	-	277,527	-	277,527
Inventories - work-in-progress	-	-	-	70,114	-	70,114
Inventories - finished goods	-	-	-	212	-	212
Prepaid expenses and other current assets	-	-	-	37,368	332	37,700
Property and equipment, net	-	-	-	137,624	311,291	448,915
Net deferred tax assets	-	-	-	23,687	215	23,902
Other assets	23,661	-	23,661	1,569	-	1,569
Assets of discontinued operations	$23,661	$4,000	$27,661	$654,806	$353,118	$1,007,924

Accounts payable - trade	$-	$-	$-	$29,274	$5,876	$35,150
Deferred revenues	20,122	-	20,122	143,950	1,748	145,698
Billings in excess of costs and estimated
profits on uncompleted contracts	-	-	-	7,915	-	7,915
Accrued compensation and related costs	-	-	-	20,217	2,738	22,955
Net deferred tax liabilities	-	-	-	19,778	95,957	115,735
Other current liabilities	1,183	3,700	4,883	47,737	3,607	51,344
Liabilities of discontinued operations	$21,305	$3,700	$25,005	$268,871	$109,926	$378,797

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
NOTE 4 – ACCRUED LIABILITIES

Accrued liabilities at December 31 consisted of the following (in thousands):

	2011	2010

Pension and other postretirement benefits	$55,244	$57,245
Compensation and related employee costs	31,205	20,681
Interest	25,477	25,962
Income taxes	9,878	10,847
Taxes and other	9,237	9,804
Total accrued liabilities	$131,041	$124,539

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
NOTE 5 – LONG-TERM DEBT

Long-term debt at December 31 consisted of the following (in thousands):

	2011	2010

5.88% Title XI note payable, due March 2012, secured by the Gorilla VI	$7,109	$21,361
2.80% Title XI note payable, due October 2013, secured by the Gorilla VII	30,898	46,348
5.0% Senior Notes, due September 2017, net of discount (5.1% effective rate)	398,394	398,111
4.33% Title XI note payable, due May 2019, secured by the Scooter Yeargain	45,598	51,678
7.875% Senior Notes, due August 2019, net of discount (8.0% effective rate)	497,511	497,181
3.525% Title XI note payable, due May 2020, secured by the Bob Keller	50,801	56,779
3.158% Title XI note payable, due July 2021, secured by the Bob Palmer	104,047	114,453
Total long-term debt	1,134,358	1,185,911
Less: Current maturities	(45,023)	(52,166)
Long-term debt, excluding current maturities	$1,089,335	$1,133,745

Maturities over the next five years are $45.0 million in 2012, $37.9 million in 2013, and $22.5 million in each of 2014, 2015, and 2016.

The Company's Title XI notes (the “Title XI Notes”) are guaranteed by the U.S. Government under the U.S. Department of Transportation's Maritime Administration (“MARAD”) Title XI Federal Ship Financing Program.  Principal and interest on the Title XI Notes are payable semiannually on various dates throughout the year.

On August 30, 2010, Rowan issued $400 million aggregate principal amount of 5.0% Senior Notes due 2017 (the “5% Senior Notes”), in an SEC registered offering at a price to the public of 99.504% of the principal amount.  Net proceeds to the Company, after underwriting discount and offering expenses, were $395.5 million, which we used in 2010 to retire high-coupon debt assumed in the Company's 2010 acquisition of Skeie Drilling & Production ASA (“SKDP”).  The 5% Senior Notes will mature on September 1, 2017.  Interest on the 5% Senior Notes is payable semi-annually on March 1 and September 1 of each year to the holders of record on the immediately preceding February 15 or August 15, respectively.

The Senior Notes are general unsecured, senior obligations. Accordingly, they rank:

• senior in right of payment to all of the Company's subordinated indebtedness, if any;

• pari passu in right of payment with any of the Company's existing and future unsecured indebtedness that is not by its terms subordinated to the Senior Notes, including any indebtedness under the Company's senior revolving credit facility (other than letter of credit reimbursement obligations that are secured by cash deposits);

• effectively junior to the Company's existing and future secured indebtedness (including indebtedness under its secured notes issued pursuant to the MARAD Title XI program to finance several offshore drilling rigs), in each case, to the extent of the value of the Company's assets constituting collateral securing that indebtedness; and

• effectively junior to all existing and future indebtedness and other liabilities of the Company's subsidiaries (other than indebtedness and liabilities owed to the Company).

The Company may, at its option, redeem any or all of the Senior Notes at any time for an amount equal to 100% of the principal amount to be redeemed plus a make-whole premium and accrued and unpaid interest to the redemption date.  The Company may purchase Senior Notes in the open market, or otherwise, at any time without restriction under the indenture.  The Company is not required to make mandatory redemption or sinking fund payments with respect to the 5% Senior Notes.

The indenture governing the 5% Senior Notes contains covenants that, among other things, limit the ability of the Company to (a) create liens that secure debt, (b) engage in sale and leaseback transactions and (c) merge or consolidate with another company.

In connection with the 2010 acquisition of SKDP, the Company assumed first and second lien bonds of SKDP with a par value of approximately $225 million and $267 million, respectively, as of the acquisition date.  The first and second lien bonds were revalued and recognized at fair values aggregating $250 million and $279 million, respectively.  The Company retired all of the SKDP debt in 2010 through a combination of open market purchases and redemption, and recognized a net gain on extinguishment of $5.3 million.

Certain of the SKDP bondholders disputed the Company's ability to call the debt in 2010; consequently, pending arbitration proceedings, the Company deposited in escrow with the bond trustee $15.3 million, which was classified as restricted cash on the Consolidated Balance Sheet at December 31, 2010, to cover interest that would accrue on the first lien bonds until their May 2011 call date, and on the second lien bonds until their respective call dates in March and July 2011.  In June 2011, the Company won both arbitrations and received the $15.3 million placed in escrow plus attorneys' fees and other expenses. The effect of the settlement on results of operations was not material.

Effective June 30, 2011, the Company amended and restated its credit agreement dated September 16, 2010.  Under the new agreement (the “2011 Credit Agreement”), the Company may borrow up to $500 million on a revolving basis through June 30, 2016.  Interest and commitment fees payable under the 2011 Credit Agreement are based in part on the Company's then current credit ratings.  The annual commitment fee is currently 0.25% of the unused commitment, and advances would currently bear interest at Libor plus 1.75% per annum.  There were no amounts drawn under the 2011 Credit Agreement at December 31, 2011.  The 2011 Credit Agreement limits total consolidated indebtedness and contains events of default, the occurrence of which may trigger an acceleration of amounts outstanding under the agreement.

Rowan's debt agreements contain provisions that require minimum levels of working capital and stockholders' equity, limit the amount of long-term debt, limit the ability of the Company to create liens that secure debt, engage in sale and leaseback transactions, merge or consolidate with another company and, in the event of noncompliance, restrict investment activities and asset purchases and sales, among other things.  Additionally, the revolving credit facility agreement provides that the facility will not be available in the event of a material adverse change in the Company's condition, operations, business, assets, liabilities or ability to perform.  The Company was in compliance with each of its debt covenants at December 31, 2011.

Rowan's debt agreements also specify the minimum insurance coverage for the Company's financed rigs.  The extent of hurricane damage sustained throughout the Gulf Coast area in recent years has dramatically increased the cost and reduced the availability of insurance coverage for named windstorm losses. As a result, Rowan does not currently maintain windstorm physical damage coverage on any of its U.S. Gulf of Mexico rigs.  MARAD has waived certain windstorm insurance coverage requirements under the loan agreements, for which the Company agreed to a covenant to maintain a minimum cash balance of up to $25 million, which actual amount varies depending on location of the applicable rigs, and is currently $10 million.  Rowan remains subject to restrictions on the use of certain insurance proceeds should the Company experience future windstorm losses.  Each of these security provisions will be released by MARAD should Rowan obtain windstorm coverage that satisfies the original terms of its debt agreements.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 6 – FINANCIAL INSTRUMENTS

Fair Values of Financial Instruments

The carrying values of the Company's cash and cash equivalents and trade receivables and payables approximated their fair values due to their short maturity.

Carrying values and fair values of the Company's debt at December 31, 2011, all of which was fixed-rate, were as follows (amounts in thousands):

	Carrying value	Fair value

5% and 7.875% Senior Notes	$895,905	$1,008,514
Government-guaranteed Title XI Notes	238,453	257,185
	$1,134,358	$1,265,699

Concentrations of Credit Risk

Rowan invests its excess cash primarily in time deposits and high-quality money market accounts at several large commercial banks with strong credit ratings, and therefore believes that its risk of loss is minimal.

The Company's customers largely consist of international oil and gas exploration companies and foreign national oil companies.  Rowan routinely evaluates the credit quality of potential customers.  In 2011, one customer accounted for 29% of consolidated revenues, another customer accounted for 21% and another accounted for 11% of consolidated revenues.  In 2010, four customers accounted for 20%, 15%, 11% and 10% of consolidated revenues, respectively.  In 2009, one customer accounted for 32% of consolidated revenues, and another customer accounted for 10% of consolidated revenues.  The Company maintains reserves for credit losses and actual losses have been within management's expectations.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7 – COMMITMENTS AND CONTINGENT LIABILITIES

The Company has operating leases covering office space and equipment.  Certain of the leases are subject to escalations based on increases in building operating costs.  Rental expense attributable to continuing operations was $5.6 million in 2011, $3.7 million in 2010 and $4.0 million in 2009.

At December 31, 2011, future minimum payments to be made under noncancelable operating leases were as follows (in thousands):

2012	$3,054
2013	2,442
2014	2,349
2015	1,912
2016	1,919
Later years	8,023
$19,699

In May 2011, the Company entered into contracts with Hyundai Heavy Industries Co., Ltd for the construction of two ultra-deepwater drillships at its Ulsan, South Korea, shipyard for delivery in late 2013 and mid 2014, respectively.  On October 31, 2011, the Company exercised its option for the construction of an additional drillship of the same specifications for delivery in the fourth quarter of 2014.  The agreement with Hyundai also includes an option exercisable through March 30, 2012, for an additional drillship of the same specifications for delivery in the first quarter of 2015. The drillships are to be named the Rowan Renaissance, the Rowan Resolute and the Rowan Reliance.

The following table presents the status of the Company's rigs under construction as of December 31, 2011.  Project costs include capitalized interest (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through Dec. 31, 2011	Projected costs in 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$749	$173	$46	$510	$20	$576
Rowan Resolute	Jun-14	744	171	28	148	397	573
Rowan Reliance	Dec-14	729	112	68	63	486	617
		$2,222	$456	$142	$721	$903	$1,766

Rowan periodically employs letters of credit or other bank-issued guarantees in the normal course of its businesses, and had outstanding letters of credit of approximately $43.0 million at December 31, 2011.

During 2005, Rowan lost four offshore rigs, including the Rowan Halifax, and incurred significant damage on a fifth as a result of Hurricanes Katrina and Rita.  The Company had leased the Rowan Halifax under a charter agreement that commenced in 1984 and was scheduled to expire in March 2008.  The rig was insured for $43.4 million, a value that Rowan believes to be more than sufficient to satisfy its obligations under the charter agreement, and by a margin sufficient to cover the $6.3 million carrying value of Rowan equipment installed on the rig.  However, the parties holding interests in the rig under the charter claimed that the rig should have been insured for its fair market value and sought recovery from Rowan for compensation above the insured value.  Thus, Rowan assumed no insurance proceeds related to the Rowan Halifax and recorded a charge during 2005 for the full carrying value of its equipment.  In November 2005, the Company filed a declaratory judgment action styled Rowan Companies, Inc. vs. Textron Financial Corporation and Wilmington Trust Company as Owner Trustee of the Rowan Halifax 116-C Jack-Up Rig in the 215th Judicial District Court of Harris County, Texas.  The owner interests filed a counterclaim for a variety of relief, claiming a right to payment under the charter based on a post-casualty rig valuation of approximately $83 million.  The insurance proceeds were placed in escrow.  The district court ultimately granted judgment against Rowan for the difference between (a) what Rowan had already paid to the Owner Trustee out of the escrowed insurance proceeds (approximately $22.9 million) and (b) that rig valuation.  In March 2009, the Court of Appeals for the 14th District of Texas reversed this judgment, holding that the Company's interpretation of the charter was substantially correct, but directing Rowan to pay an additional amount of approximately $3.2 million due under the charter.  The Company made this payment out of the escrowed insurance proceeds.  In addition, the Court of Appeals remanded the case for further proceedings in the district court to resolve additional issues and to determine the parties' respective rights to the balance of the escrowed insurance proceeds, which was approximately $21 million.  The owner interests filed a motion for rehearing of the Court of Appeals' decision.  In October 2009, the Court of Appeals denied the motion, but issued a substitute opinion to clarify the scope of the remand.  The Court of Appeals again held that the trial court is to resolve issues concerning the proper disposition of excess insurance proceeds.  The Court of Appeals further held that the owner interests' claim that Rowan breached the charter agreement by failing to maintain adequate insurance remains to be decided by the trial court.  The owner interests filed another motion for rehearing, which motion was denied in January 2010.  In March 2010, the owner interests filed its petition for review in the Supreme Court of Texas.  In June 2011 the parties to the dispute reached an agreement to settle all claims and to dismiss the litigation.  Pursuant to that settlement, Rowan agreed to pay the owner group a net amount of approximately $6.1 million in addition to the escrowed insurance proceeds.  Such amount was paid in 2011 and is classified as “Material charges and other operating expenses” in the Consolidated Statements of Income.

Rowan is involved in various legal proceedings incidental to its businesses and is vigorously defending its position in all such matters. The Company believes that there are no known contingencies, claims or lawsuits that could have a material effect on its financial position, results of operations or cash flows.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8 – STOCKHOLDERS' EQUITY

Stock-Based Incentive Plans

Under the 2009 Rowan Companies, Inc. Incentive Plan (the “Plan”), the Compensation Committee of the Company's Board of Directors is authorized to grant employees and nonemployee directors, through May 2019, incentive awards covering up to 4,500,000 shares of Rowan common stock.  The awards may be in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock units, and performance-based awards, in which the number of shares issued is dependent on the achievement of certain long-term market or performance conditions over a specified period.  As of December 31, 2011, there were 1,812,587 shares available for future grant under the Plan.

Restricted stock, stock appreciation rights and options granted by the Company generally have multiple vesting dates.  The Company recognizes compensation cost for stock-based awards on a straight-line basis over the requisite service period for the entire award.  Compensation cost charged to expense under all stock-based incentive awards is presented below (in thousands):

	2011	2010	2009

Restricted stock and units	$15,912	$13,379	$10,334
Stock appreciation rights	5,813	2,678	855
Stock options	239	239	378
Performance-based awards	124	(718)	1,467
Total compensation cost	22,088	15,578	13,034
Less: Discontinued operations	(1,003)	(1,310)	(1,181)
Continuing operations	$21,085	$14,268	$11,853

As of December 31, 2011, unrecognized compensation cost related to all nonvested share-based compensation arrangements totaled $22.2 million, which is expected to be recognized over a weighted-average period of 1.8 years.

Restricted Stock – Restricted stock represents a full share of Rowan common stock issued with a restrictive legend that prevents its sale until the restriction is later removed.  In general, the shares vest and the restrictions lapse in one-third increments each year over a three-year service period, or in some cases, cliff vest at the end of a two- or three-year service period.  The Company measures compensation related to each share based on the market price of the common stock on the date of grant.  Restricted stock activity for the year ended December 31, 2011, is summarized below:

	Shares	Weighted-average grant-date fair value per share

Nonvested at January 1, 2011	991,629	$24.01
Granted	474,818	40.97
Vested	(564,440)	26.30
Forfeited	(23,518)	32.17
Nonvested at December 31, 2011	878,489	$31.49

The fair value of shares vested (measured at the vesting date) in 2011, 2010 and 2009 was $17.5 million, $12.6 million and $3.2 million, respectively.

Restricted Stock Units – Restricted stock units (“RSUs”) are rights to receive a specified number of shares of Rowan common stock or an equivalent value in cash.  RSUs are typically granted to nonemployee directors and generally cliff vest at the end of a one-year service period; however, shares are not issued until the director terminates service to the Company.  The Company measures compensation related to each unit based on the market price of the underlying common stock on the grant date.  RSU activity for the year ended December 31, 2011, is summarized below:

	Units	Weighted-average grant-date fair value per share

Outstanding at January 1, 2011	170,406	$33.17
Granted	37,565	41.00
Outstanding at December 31, 2011	207,971	$34.59

Vested at December 31, 2011	170,406	$33.17

No RSUs were settled in either 2011 or 2010.  In 2009, the Company issued 13,205 shares of common stock with a fair value of $0.3 million in connection with the settlement of vested RSUs.

Performance-Based Awards – The Committee may grant awards in which payment is contingent upon the achievement of certain market or performance-based conditions over a period of time specified by the Committee.  Payment of such awards may be in Rowan common stock or cash as determined by the Committee.  The number of awards granted is expressed as the number of shares that would be issued in the event the “target” goal is attained.  The number of shares actually issued may range from zero to 200% of the target share amount.

Performance-based criteria may include total shareholder return (“TSR”), return on investment (“ROI”), or return on capital employed (“ROCE”), among others.  Under the TSR criterion, the number of shares that may be issued is based on the Company's TSR ranking among an industry peer group at the end of the performance period.  Fair value is estimated at the grant date using the Monte Carlo simulation model, which considers the probabilities of the Company's ending TSR at each rank, the number of shares issuable at each rank, and the expected stock price subject to each rank to determine the probability-weighted expected payout.  A TSR criterion is deemed a “market condition” under GAAP.  Compensation expense for awards with a market condition is reduced only for estimated forfeitures; no adjustment to expense is otherwise made, regardless of the number of shares issued, if any.

The per-share fair value of awards with ROI or ROCE criteria is equal to the market price of the stock on the date of grant.  The Company initially recognized such compensation expense based on the number of shares that would vest in the event the target goal is met, subject to reduction for estimated forfeitures, on a straight-line basis over the performance period.  ROI and ROCE criteria are deemed “performance conditions” under GAAP.  Compensation expense for awards with performance conditions is remeasured annually based on the Company's progress towards achieving the target goal and is recognized for only the actual number of shares that vest; in the event such awards do not vest for any reason, all previously recognized expense, if any, would be reversed.

Performance-based award activity for the year ended December 31, 2011, is summarized below:

	Number of shares issuable at target	Weighted-average grant-date fair value per share

Unearned awards outstanding at January 1, 2011	85,015	$43.96
Vested	(53,984)	43.96
Lapsed, unearned	(31,031)	43.96
Unearned awards outstanding at December 31, 2011	-	$-

The fair value of performance-based awards that vested was $2.3 million in 2011 and $0.6 million in 2010.  No such awards vested in 2009.

Stock Options and Appreciation Rights – Stock options granted to employees generally become exercisable in one-third or one-quarter annual increments over a three or four-year service period at a price not less than 100% of the market price of the Company's common stock on the date of grant.

Stock appreciation rights (“SARs”) give the holder the right to receive shares of Rowan common stock at no cost, or cash at the discretion of the Committee, equal in value to the excess of the market price of the stock on the date of exercise over the strike price, which is the market price of the stock on the date of grant.  SARs granted to employees become exercisable in one-third annual increments over a three-year service period.

Unexercised options and SARs expire ten years after the grant date.

Fair values of SARs granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions (no options were granted in 2011, 2010 or 2009):

	2011	2010	2009

Expected life in years	5.7	6.0	6.0
Risk-free interest rate	2.269%	2.725%	2.375%
Expected volatility	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value	$19.76	$14.00	$9.03

Stock option activity for the year ended December 31, 2011, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,471,899	$23.23
Exercised	(879,083)	22.68
Forfeited or expired	(33,611)	37.06
Outstanding at December 31, 2011	559,205	$23.26	3.2	$4,876

Exercisable at December 31, 2011	559,205	$23.26	3.2	$4,876

The total intrinsic value of options exercised was $15.9 million in 2011, $3.6 million in 2010 and $1.1 million in 2009.

SARs activity for the year ended December 31, 2011, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	828,185	$21.43
Granted	363,810	41.00
Forfeited	(3,560)	17.22
Outstanding at December 31, 2011	1,188,435	$27.43	7.2	$7,893

Exercisable at December 31, 2011	455,648	$20.22	6.7	$4,978

During 2011, the Company adjusted the vesting period of outstanding stock-based compensation awards to an employee effective on the date of his separation.  As a result of the modification, the Company recognized additional compensation expense totaling $2.0 million.

Limitation on Payments of Dividends

Rowan's debt agreements contain financial covenants that limit the amount of dividends the Company may distribute to its stockholders.  Under the most restrictive of such covenants, approximately $429 million was available for distribution at December 31, 2011.  Subject to this and other restrictions, the Board of Directors will determine payment, if any, of future dividends or distributions in light of conditions then existing, including the Company's earnings, financial condition and cash requirements, opportunities for reinvesting earnings, general business conditions and other factors.

Stock Repurchase Program

On August 8, 2011, the Company announced that its board of directors approved a program to repurchase up to $100 million of common stock.  On November 1, 2011, the Company announced that its board of directors increased the amount authorized for repurchase from $100 million to $150 million.  As of December 31, 2011, the Company had repurchased 3.9 million shares in the open market at a cost of approximately $125.0 million.  Additional purchases under the program may be made through the open market or in privately negotiated transactions and may be commenced or suspended from time to time without notice.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
NOTE 9 – PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Rowan sponsors defined benefit pension plans covering substantially all of its employees, and provides health care and life insurance benefits upon retirement for certain employees.

The following table presents the changes in benefit obligations and plan assets for 2011 and 2010 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in thousands):

	2011			2010
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total

Benefit obligations:
Balance, January 1	$581,329	$82,527	$663,856	$532,328	$81,186	$613,514
Interest cost	31,359	4,122	35,481	30,713	4,284	34,997
Service cost	11,882	2,011	13,893	14,411	1,955	16,366
Actuarial (gain) loss	86,200	6,757	92,957	31,417	(1,310)	30,107
Special termination benefits	104	396	500	-	-	-
Plan curtailments	4,690	(5,773)	(1,083)	(5,398)	-	(5,398)
Benefits paid	(25,213)	(2,981)	(28,194)	(22,142)	(3,588)	(25,730)
Balance, December 31	690,351	87,059	777,410	581,329	82,527	663,856

Plan assets:
Fair value, January 1	421,940	-	421,940	337,282	-	337,282
Actual return	(1,715)	-	(1,715)	49,535	-	49,535
Employer contributions	53,394	-	53,394	57,265	-	57,265
Benefits paid	(25,213)	-	(25,213)	(22,142)	-	(22,142)
Fair value, December 31	448,406	-	448,406	421,940	-	421,940
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(50,554)	$(4,690)	$(55,244)	$(52,735)	$(4,510)	$(57,245)
Other liabilities (long-term)	(191,391)	(82,369)	(273,760)	(106,654)	(78,017)	(184,671)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Net (expense) credit recognized in net benefit cost	$91,495	$(73,312)	$18,183	$50,937	$(69,015)	$(18,078)

Amounts not yet reflected in net periodic benefit cost:
Actuarial loss	(370,098)	(13,599)	(383,697)	(269,690)	(12,847)	(282,537)
Transition obligation	-	(474)	(474)	-	(1,324)	(1,324)
Prior service credit	36,658	326	36,984	59,364	659	60,023
Total accumulated other comprehensive loss	(333,440)	(13,747)	(347,187)	(210,326)	(13,512)	(223,838)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Weighted-average assumptions:
Discount rate	4.56%	4.46%		5.45%	5.26%
Rate of compensation increase	4.15%			4.15%

The pension benefit obligations in the preceding table are the projected benefit obligations (“PBO”), which is the actuarial present value of benefits accrued based on services rendered to date, and includes the estimated effect of future salary increases.  The accumulated benefit obligation (“ABO”) is also based on services rendered to date, but differs from the PBO in that the ABO is based on actual compensation, excluding future salary increases.  The ABO at December 31 for all pension plans in the aggregate is presented below (in thousands):

	2011	2010

Accumulated benefit obligation	$690,148	$581,141

Each of the Company's pension plans has benefit obligations that exceed the fair value of plan assets.

Rowan expects that the following amounts, which are classified in accumulated other comprehensive loss, a component of stockholders' equity, will be recognized as net periodic benefits cost in 2012 (in thousands):

	Pension benefits	Other retirement benefits	Total

Actuarial loss	$24,947	$341	$25,288
Transition obligation	-	475	475
Prior service cost (credit)	(4,647)	(147)	(4,794)
Total amortization	$20,300	$669	$20,969

Effective July 1, 2009, the Company amended the benefit formula for its largest pension plan for active employees who were earning benefits in the plan prior to January 1, 2008.  The effect of the change was to reduce 2009 pension expense by approximately $7.3 million, or $0.04 per share net of tax.

In 2010, the Company amended certain plans with respect to its manufacturing operations in order to freeze benefits as of December 31, 2010, which resulted in a curtailment gain of $5.4 million at that date.  The curtailment gain was recorded as a reduction to accumulated other comprehensive loss.

In 2011, the Company recognized a pension curtailment gain of approximately $12 million in connection with the sale of its land drilling division.  Such gain was recognized in net periodic pension cost and classified within discontinued operations.

The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$11,882	$14,411	$15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	-	-
Special termination benefit recognized	104	-	-
Net periodic pension cost	$12,837	$27,200	$32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Continuing operations	$19,435	$14,435	$16,216

Discount rate	5.36%	5.97%	6.41%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.15%	4.15%	4.15%

The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$2,011	$1,955	$2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Special termination benefit recognized	396	-	-
Curtailment loss recognized	102	-	-
Net periodic cost of other postretirement benefits	$7,279	$6,761	$7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Continuing operations	$5,661	$4,371	$4,738

Discount rate	5.14%	5.83%	6.34%

The assumed health care cost trend rates used to measure the expected cost of retirement health benefits was 8.4% for 2012, gradually decreasing to 4.5% for 2029 and thereafter. A one-percentage-point change in the assumed health care cost trend rates would change the reported amounts as follows (in thousands):

	One-percentage-point change
	Increase	Decrease

Effect on total service and interest cost components for the year	$538	$(461)
Effect on postretirement benefit obligation at year-end	5,220	(4,612)

The pension plans' investment objectives for fund assets are: to achieve over the life of the plans a return equal the plans' expected investment return or the inflation rate plus 3%, whichever is greater; to invest assets in a manner such that contributions are minimized and future assets are available to fund liabilities; to maintain liquidity sufficient to pay benefits when due; and to diversify among asset classes so that assets earn a reasonable return with an acceptable level of risk.  The plans employ several active managers with proven long-term records in their specific investment discipline.

Target allocations among asset categories and the fair values of each category of plan assets as of December 31, 2011 and 2010, classified by level within the fair value hierarchy (as described in GAAP) is presented below.  The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in thousands):

	Target allocation - % of Plan assets	Target allocation - % of category	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2011:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		22.5% to 52.5%	$168,910	$168,910	$-	$-
Small cap growth		0% to 10%	22,462	22,462	-	-
Small cap value		0% to 10%	20,425	20,425	-	-
International		10% to 30%	77,270	-	77,270	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	11,442	1	11,441	-
Aggregate fixed income		10% to 16%	64,703	-	64,703	-
Core plus fixed income		7.5% to 17.5%	61,243	61,243	-	-
Real estate	0% to 10%		21,951	-	21,951	-
Total			$448,406	$273,041	$175,365	$-

December 31, 2010:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		14.5% to 24.5%	$83,993	$83,993	$-	$-
Large cap growth		4% to 14%	39,039	-	39,039	-
Large cap value		4% to 14%	38,565	38,565	-	-
Small cap growth		0% to 10%	23,158	23,158	-	-
Small cap value		0% to 10%	21,340	21,340	-	-
International		10% to 30%	80,151	-	80,151	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	9,627	1	9,626	-
Aggregate fixed income		10% to 16%	54,393	-	54,393	-
Core plus fixed income		7.5% to 17.5%	51,468	51,468	-	-
Real estate	0% to 10%		20,206	-	20,206	-
Total			$421,940	$218,525	$203,415	$-

Assets in the large cap growth, large cap value, small cap growth, and small cap value categories include investments in common and preferred stocks (and equivalents such as American Depository Receipts and convertible bonds) and may be held through separate accounts, commingled funds or an institutional mutual fund.  Assets in the international category include investments in a broad range of international equity securities, including both developed and emerging markets, and may be held through a commingled or institutional mutual fund.  Securities in both the aggregate and “core plus” fixed income categories include U.S. government, corporate, mortgage- and asset-backed securities and Yankee bonds, and both categories target an average credit rating of “A” or better at all times.  Individual securities in the aggregate fixed income category must be investment grade or above at the time of purchase, whereas securities in the core plus category may have a rating of “B” or above.  Additionally, the core plus category may invest in foreign securities.  Assets in the aggregate and core plus fixed income categories are held primarily through a commingled fund and an institutional mutual fund, respectively.  The real estate category includes investments in pooled funds whose objectives are diversified equity investments in income-producing properties.  Each pooled fund should provide broad exposure to the real estate market by property type, geographic location and size.

To develop the expected long-term rate of return on assets assumption, Rowan considered the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the plans' other asset classes and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based upon the current asset allocation to develop the expected long-term rate of return on assets assumption for the plans, which was maintained at 8% at December 31, 2011, unchanged from December 31, 2010.

Rowan currently expects to contribute approximately $50.6 million to its pension plans in 2012 and pay approximately $5.0 million for other postretirement benefits.

Under the terms of the sales of the Company's manufacturing and land drilling operations, the Company retained pension assets and liabilities related to employees of the former operations.  As a result, the Company may be required to make additional contributions to the plan in excess of currently estimated amounts.  Management does not believe that any such additional contributions will have a material effect on the Company's financial position, results of operations or cash flows.

Rowan estimates that the plans will make the following annual payments for pension and other postretirement benefits based upon existing benefit formulas and including amounts attributable to future employee service (in thousands):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2012	$50,820	$4,990
2013	39,650	5,300
2014	32,950	5,610
2015	35,270	6,080
2016	36,480	6,570
2017 though 2021	203,190	32,330

Rowan sponsors defined contribution plans covering substantially all employees.  Contributions classified as continuing operations totaled approximately $8.0 million in 2011, $6.1 million in 2010, and $5.5 million in 2009.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10 – INCOME TAXES

The significant components of income taxes attributable to continuing operations consisted of (in thousands):

	2011	2010	2009

Current:
Federal	$(39,708)	$16,959	$86,235
Foreign	15,368	32,402	22,607
State	566	(908)	779
Total current provision (benefit)	(23,774)	48,453	109,621
Deferred	18,115	43,481	9,565
Total provision (benefit)	$(5,659)	$91,934	$119,186

Rowan's provision for income taxes differs from that determined by applying the federal income tax rate (statutory rate) to income before income taxes, as follows (dollars in thousands):

	2011	2010	2009

Statutory rate	35%	35%	35%
Tax at statutory rate	$45,528	$125,837	$156,631
Increase (decrease) due to:
Foreign companies' operations	(59,349)	(25,711)	(7,335)
Extraterritorial income exclusion	(522)	-	(25,391)
State tax expense	81	(590)	512
Domestic production activities	-	(6,372)	(2,790)
Other, net	8,603	(1,230)	(2,441)
Total provision	$(5,659)	$91,934	$119,186

Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities at December 31 were as follows (in thousands):

	2011		2010
	Current	Noncurrent	Current	Noncurrent

Deferred tax assets:
Accrued employee benefit plan costs	$26,519	$72,467	$16,788	$54,821
U.S. net operating loss	-	64,495	-	109,654
U.K. net operating loss	-	14,722	-	17,778
Other	4,874	10,861	3,473	12,403
Total deferred tax assets	31,393	162,545	20,261	194,656
Less: valuation allowance	-	(14,722)	-	(17,778)
Deferred tax assets, net of valuation allowance	31,393	147,823	20,261	176,878

Deferred tax liabilities:
Property, plant and equipment	-	615,319	-	609,321
Other	4,370	8,947	7,218	2,849
Total deferred tax liabilities	4,370	624,266	7,218	612,170
Net deferred tax asset (liability)	$27,023	$(476,443)	$13,043	$(435,292)

At December 31, 2011, the Company had approximately $184.2 million of net operating loss carryforwards in the U.S. expiring in 2028 and 2029.  In addition, the Company had a non-expiring net operating loss carryforward in the United Kingdom of approximately $55.6 million against which the Company has provided a full valuation allowance.  With the exception of the U.K. net operating loss, management has determined that no valuation allowances were necessary at December 31, 2011 and 2010, as anticipated future tax benefits relating to all recognized deferred income tax assets are expected to be fully realized when measured against a more likely than not standard.

Undistributed earnings of Rowan's foreign subsidiaries in the amount of approximately $203.7 million could potentially be subject to additional income taxes of approximately $3.2 million.  The Company has not provided any deferred income taxes on such undistributed foreign earnings because it considers them to be permanently invested abroad.

At December 31, 2011, 2010 and 2009, Rowan had $55.3 million, $51.0 million and $54.2 million, respectively, of net unrecognized tax benefits attributable to continuing operations, all of which would reduce the Company's income tax provision if recognized.   The Company does not expect to recognize significant increases or decreases in unrecognized tax benefits during the next twelve months.

The following table highlights the changes in the Company's gross unrecognized tax benefits during the years ended December 31 (in thousands):

	2011	2010	2009

Gross unrecognized tax benefits - beginning of year	$51,000	$54,200	$6,500
Gross increases - tax positions in prior period	4,300	-	37,600
Gross decreases - tax positions in prior period	-	(1,300)	-
Gross increases - current period tax positions	-	-	11,900
Settlements	-	-	-
Lapse of statute of limitations	-	(1,900)	(1,800)
Gross unrecognized tax benefit - end of year	$55,300	$51,000	$54,200

Interest and penalties relating to income taxes are included in current income tax expense.  At December 31, 2011, 2010 and 2009, accrued interest was $2.1 million, $0.9 million and $0.7 million, respectively, and accrued penalties were $1.1 million, $0.6 million and $0.4 million, respectively.  To the extent accrued interest and penalties relating to uncertain tax positions are not actually assessed, such accruals will be reversed and the reversals will reduce the Company's overall income tax provision.

Rowan's U.S. federal tax returns for 2006 through 2008 are currently under audit by the Internal Revenue Service (“IRS”), and 2002 and later years remain subject to examination.  Various state tax returns for 2005 and subsequent years remain open for examination.  In the Company's foreign tax jurisdictions, returns for 2006 and subsequent years remain open for examination.  Rowan is undergoing other routine tax examinations in various foreign, U.S. federal, state and local taxing jurisdictions in which the Company has operated.  These examinations cover various tax years and are in various stages of finalization.  Rowan believes that any income taxes ultimately assessed by any foreign, U.S. federal, state or local taxing authorities will not materially exceed amounts for which the Company has already provided.

In 2009, the Company recognized a $25.4 million tax benefit as a result of applying the facts of a third-party tax case to the Company's situation.  That case provided a more favorable tax treatment for certain foreign contracts entered into in prior years.  In 2011, the IRS issued an assessment contesting our claim.  The Company plans to vigorously defend its position and continues to believe it is more likely than not that the Company will prevail.  The Company has deferred recognition of a remaining $49.2 million estimated benefit in accordance with the accounting guidelines for income tax uncertainties.  In connection with the above, the Company has recorded a long-term receivable, which is included in other assets on the Consolidated Balance Sheet at December 31, 2011 and 2010, for the gross claim of approximately $74.6 million and a long-term liability of approximately $49.2 million.

Income from continuing operations before income taxes consisted of domestic entities' losses of $1.2 million in 2011, domestic entities' earnings of $260.3 million and $558.3 million in 2010 and 2009, respectively, foreign entities' earnings of $131.3 million and $118.7 million in 2011 and 2010, respectively, and foreign entities' losses of $57.2 million in 2009.

GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREA INFORMATION [Abstract]
GEOGRAPHIC AREA INFORMATION
NOTE 11 – GEOGRAPHIC AREA INFORMATION

The classifications of revenues and assets among geographic areas in the tables which follow were determined based on the physical location of assets.  Because the Company's offshore drilling rigs are mobile, classifications by area are dependent on the rigs' location at the time revenues are earned, and may vary from one period to the next.

Revenues by geographic area are set forth below (in thousands):

	2011	2010	2009

United States	$264,255	$287,579	$291,882
United Kingdom	230,638	99,111	146,827
Saudi Arabia	204,086	207,131	280,187
Norway	73,829	80,717	25,783
Qatar	59,824	78,819	98,875
Trinidad	56,682	-	-
Mexico	27,977	45,633	14,101
Vietnam	9,901	-	-
Malaysia	6,776	-	-
Egypt	5,261	71,811	12,019
Canada	-	78,361	57,337
Angola	-	68,543	115,992
Consolidated revenues	$939,229	$1,017,705	$1,043,003

Long-lived assets by geographic area at December 31 are set forth below (in thousands):

	2011	2010	2009

United Kingdom	$1,562,942	$822,335	$387,546
United States	1,234,233	1,044,315	1,078,933
Saudi Arabia	1,078,663	743,002	535,448
Rigs under construction	711,558	937,609	528,669
Norway	501,447	202,773	-
Trinidad	258,749	204,432	-
Vietnam	198,205	-	-
Qatar	87,781	91,735	49,390
Malaysia	45,039	-	-
Egypt	-	200,551	214,814
Mexico	-	54,307	56,032
Canada	-	43,463	40,423
Angola	-	-	202,290
Other	96	-	46
Consolidated long-lived assets	$5,678,713	$4,344,522	$3,093,591

MATERIAL CHARGES AND OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
MATERIAL CHARGES AND OTHER OPERATING EXPENSES [Abstract]
MATERIAL CHARGES AND OTHER OPERATING EXPENSES
NOTE 12 – MATERIAL CHARGES AND OTHER OPERATING EXPENSES

Operating expenses in 2011 included a $6.1 million charge for the settlement of litigation with Textron relating to the loss of the Rowan Halifax in 2005 and $4.9 million of incremental noncash and cash compensation cost in connection with separation of an employee.

Operating expenses in 2010 included a $5.3 million charge for the expected cost of terminating the Company's agency agreement in Mexico.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 13 – RELATED PARTY TRANSACTIONS

A Rowan director serves as “of counsel” to, and his son is a partner in, a law firm that represents Rowan on certain matters and to which the Company paid approximately $0.5 million, $0.4 million, and $0.6 million for legal fees and expenses in 2011, 2010 and 2009, respectively.

Another Rowan director served as managing director of an investment bank until his departure from the bank in March 2009.  Rowan paid the investment bank $1.8 million in 2009 for services provided in connection with the Company's July 2009 Senior Note offering.

In each case, the director's services were approved by the Company's Board of Directors, and compensation from his employer was not tied to amounts received from the Company.  Rowan believes that the fees paid for services reflected market rates.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
NOTE 14 – SUPPLEMENTAL CASH FLOW INFORMATION

Noncash investing and financing activities excluded from the Consolidated Statements of Cash Flows and other supplemental cash flow information follows (in thousands):

	2011	2010	2009

Accrued but unpaid additions to property and equipment at December 31	$66,764	$40,345	$23,340
Value of common stock issued in exchange for SKDP shares	-	337,907	-
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	276,839	98,979	137,648

Interest capitalized in 2009 exceeded the amount of interest payments due to the timing of the first interest payment on the 7.875% Senior Notes.  The notes were issued in July 2009 and the first interest payment was made in February 2010.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENT

In February 2012, the Company's Board of Directors approved a plan of redomestication that, if approved by the Company's stockholders and certain other closing conditions are met, would result in the Company changing its jurisdiction of incorporation from Delaware to the United Kingdom.  The Company intends to pursue the redomestication in 2012.

GUARANTEE OF REGISTERED SECURITIES	12 Months Ended
Dec. 31, 2011
GUARANTEE OF REGISTERED SECURITIES [Abstract]
GUARANTOR FINANCIAL STATEMENTS
NOTE 16 – GUARANTEE OF REGISTERED SECURITIES

As previously reported, on May 4, 2012 (the “Effective Date”), Rowan Companies plc, a public limited company organized under English law ("Rowan UK"), became the successor issuer to Rowan Companies, Inc., a Delaware corporation ("Rowan Delaware"), following the completion of the merger between Rowan Delaware and one of its subsidiaries pursuant to an agreement and plan of merger and reorganization dated February 27, 2012, as amended.  As a result of the merger, Rowan UK became the parent company of the Rowan group of companies and our place of incorporation was effectively changed from Delaware to the United Kingdom.  The transactions effecting these changes are collectively referred to as the "Redomestication."

On the Effective Date, Rowan UK and Rowan Delaware entered into a supplemental indenture to the indenture dated as of July 21, 2009, as amended and supplemented, among Rowan UK, Rowan Delaware and U.S. Bank National Association, as trustee, providing for, among other things, the unconditional and irrevocable guarantee by Rowan UK of the prompt payment, when due, of any amount owed to the holders of Rowan Delaware's 5% Senior Notes due 2017 and 7.875% Senior Notes due 2019.

The following condensed consolidating financial information is being provided in accordance with Rule 3-10 of Regulation S-X in connection with the filing with the Securities and Exchange Commission of a shelf registration statement relating to securities that may be offered from time to time, by Rowan UK or Rowan Delaware.  The debt securities offered by Rowan UK or Rowan Delaware may be fully and unconditionally guaranteed by Rowan UK or certain of its wholly owned subsidiaries, including Rowan Delaware.
Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$255,061	$182,418	$-	$437,479
Restricted cash	-	-	15,265	-	15,265
Receivables - trade and other	-	93,253	176,643	-	269,896
Prepaid expenses and other current assets	-	41,342	3,347	-	44,689
Assets of discontinued operations	-	-	1,007,924	-	1,007,924
Total current assets	-	389,656	1,385,597	-	1,775,253

Property, plant and equipment - gross	-	1,422,533	4,107,869	-	5,530,402
Less accumulated depreciation and amortization	-	466,036	719,844	-	1,185,880
Property, plant and equipment - net	-	956,497	3,388,025	-	4,344,522

Investments in subsidiaries	-	3,598,680	-	(3,598,680)	-
Due from affiliates	-	436,877	168,452	(605,329)	-
Other assets	-	31,798	65,884	-	97,682

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$29,702	$-	$52,166
Accounts payable - trade	-	26,275	55,440	-	81,715
Deferred revenues	-	-	7,748	-	7,748
Accrued liabilities	-	99,259	25,280	-	124,539
Liabilities of discontinued operations	-	-	378,797	-	378,797
Total current liabilities	-	147,998	496,967	-	644,965

Long-term debt - less current maturities	-	1,095,738	38,007	-	1,133,745
Due to affiliates	-	-	605,329	(605,329)	-
Other liabilities	-	200,384	50,761	-	251,145
Deferred income taxes - net	-	217,078	218,214	-	435,292
Shareholders' equity	-	3,752,310	3,598,680	(3,598,680)	3,752,310

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$128,561	$925,238	$(114,570)	$939,229

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	76,869	545,767	(114,570)	508,066
Depreciation and amortization	-	58,874	125,029	-	183,903
Selling, general and administrative	2,161	22,598	63,519	-	88,278
Loss (gain) on disposals of property and equipment	-	(157)	(1,420)	-	(1,577)
Material charges and other operating expenses	-	10,976	-	-	10,976
Total costs and expenses	2,161	169,160	732,895	(114,570)	789,646

INCOME FROM OPERATIONS	(2,161)	(40,599)	192,343	-	149,583

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(19,560)	(3,162)	2,651	(20,071)
Interest income	1	3,110	270	(2,651)	730
Other - net	-	640	(802)	-	(162)
Total other income (expense) - net	1	(15,810)	(3,694)	-	(19,503)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,160)	(56,409)	188,649	-	130,080
(Benefit) provision for income taxes	-	(22,501)	16,842	-	(5,659)

NET INCOME FROM CONTINUING OPERATIONS	(2,160)	(33,908)	171,807	-	135,739

DISCONTINUED OPERATIONS, NET OF TAX	-	585,926	15,176	-	601,102

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	184,823	-	(184,823)	-

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$380,497	$875,826	$(238,618)	$1,017,705

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	281,392	374,058	(238,618)	416,832
Depreciation and amortization	-	59,991	78,310	-	138,301
Selling, general and administrative	-	59,889	18,769	-	78,658
Loss (gain) on disposals of property and equipment	-	(332)	734	-	402
Material charges and other operating expenses	-	-	5,250	-	5,250
Total costs and expenses	-	400,940	477,121	(238,618)	639,443

INCOME FROM OPERATIONS	-	(20,443)	398,705	-	378,262

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(24,879)	(22,256)	22,256	(24,879)
Interest income	-	23,061	484	(22,256)	1,289
Gain on debt extinguishment	-	-	5,324	-	5,324
Other - net	-	(331)	(130)	-	(461)
Total other income (expense) - net	-	(2,149)	(16,578)	-	(18,727)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(22,592)	382,127	-	359,535
(Benefit) provision for income taxes	-	(12,036)	103,970	-	91,934

NET INCOME FROM CONTINUING OPERATIONS	-	(10,556)	278,157	-	267,601

DISCONTINUED OPERATIONS, NET OF TAX	-	-	12,394	-	12,394

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	290,551	-	(290,551)	-

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$633,466	$760,311	$(350,774)	$1,043,003

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	394,650	360,437	(350,774)	404,313
Depreciation and amortization	-	63,595	60,345	-	123,940
Selling, general and administrative	-	54,942	11,011	-	65,953
Loss (gain) on disposals of property and equipment	-	(5,363)	(180)	-	(5,543)
Total costs and expenses	-	507,824	431,613	(350,774)	588,663

INCOME FROM OPERATIONS	-	125,642	328,698	-	454,340

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(8,028)	(33,457)	33,457	(8,028)
Interest income	-	34,644	7	(33,457)	1,194
Other - net	-	47	(35)	-	12
Total other income (expense) - net	-	26,663	(33,485)	-	(6,822)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	152,305	295,213	-	447,518
(Benefit) provision for income taxes	-	36,874	82,312	-	119,186

NET INCOME FROM CONTINUING OPERATIONS	-	115,431	212,901	-	328,332

DISCONTINUED OPERATIONS, NET OF TAX	-	-	39,172	-	39,172

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	252,073	-	(252,073)	-

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(79,888)	-	-	(79,888)
Amortization of net loss	-	14,135	-	-	14,135
Amortization of transition obligation	-	552	-	-	552
Amortization of prior service credit	-	(14,975)	-	-	(14,975)

OTHER COMPREHENSIVE INCOME	-	(80,176)	-	-	(80,176)

COMPREHENSIVE INCOME	$(2,160)	$656,665	$186,983	$(184,823)	$656,665

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(3,779)	-	-	(3,779)
Amortization of net loss	-	12,648	-	-	12,648
Amortization of transition obligation	-	430	-	-	430
Amortization of prior service credit	-	(4,473)	-	-	(4,473)

OTHER COMPREHENSIVE INCOME	-	4,826	-	-	4,826

COMPREHENSIVE INCOME	$-	$284,821	$290,551	$(290,551)	$284,821

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	14,225	-	-	14,225
Prior service credit arising during the period	-	43,703	-	-	43,703
Amortization of net loss	-	10,721	-	-	10,721
Amortization of transition obligation	-	431	-	-	431
Amortization of prior service credit	-	(2,385)	-	-	(2,385)

OTHER COMPREHENSIVE INCOME	-	66,695	-	-	66,695

COMPREHENSIVE INCOME	$-	$434,199	$252,073	$(252,073)	$434,199

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2011
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,430)	$(235,989)	$332,098	$-	$94,679

Investing activities:
Property, plant and equipment additions	-	(125,481)	(1,392,193)	-	(1,517,674)
Proceeds from disposals of property, plant and equip	-	613	5,121	-	5,734
Proceeds from sales of mfg and land drilling ops, net	-	1,555,480	-	-	1,555,480
Change in restricted cash balance	-	-	15,265	-	15,265
Investments in consolidated subsidiaries	-	(903,200)	-	903,200	-

Net cash used in investing activities	-	527,412	(1,371,807)	903,200	58,805

Financing activities:
Repayments of borrowings	-	(22,464)	(29,702)	-	(52,166)
Advances (to) from affiliates	1,152	(238,630)	237,478	-	-
Contributions from parent	21,750	-	881,450	(903,200)	-
Proceeds from borrowings - net of issue costs	-	-	-	-	-
Proceeds from stock option and debenture plans	-	19,941	-	-	19,941
Payments to acquire treasury stock	-	(125,013)	-	-	(125,013)
Excess tax benefits from stock-based compensation	-	4,359	769	-	5,128

Net cash provided by (used in) financing activities	22,902	(361,807)	1,089,995	(903,200)	(152,110)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,472	(70,384)	50,286	-	1,374
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$21,472	$184,677	$232,704	$-	$438,853

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2010
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$15,613	$492,549	$-	$508,162

Investing activities:
Property, plant and equipment additions	-	(72,496)	(418,064)	-	(490,560)
Proceeds from disposals of property, plant and equip	-	807	2,460	-	3,267
Change in restricted cash balance	-	-	(15,265)	-	(15,265)
Cash acquired from SKDP transaction, net	-	(17,681)	-	-	(17,681)
Investments in consolidated subsidiaries	-	(965,864)	-	965,864	-

Net cash used in investing activities	-	(1,055,234)	(430,869)	965,864	(520,239)

Financing activities:
Repayments of borrowings	-	(594,013)	-	-	(594,013)
Advances (to) from affiliates	-	845,782	(845,782)	-	-
Contributions from parent	-	-	965,864	(965,864)	-
Proceeds from borrowings - net of issue costs	-	395,517	-	-	395,517
Proceeds from stock option plans	-	7,959	-	-	7,959
Payments to acquire treasury stock	-	-	-	-	-
Excess tax benefits from stock-based compensation	-	412	-	-	412

Net cash provided by (used in) financing activities	-	655,657	120,082	(965,864)	(190,125)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(383,964)	181,762	-	(202,202)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	639,025	656	-	639,681

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$255,061	$182,418	$-	$437,479

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2009
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$156,959	$387,135	$-	$544,094

Investing activities:
Property, plant and equipment additions	-	(109,976)	(456,407)	-	(566,383)
Proceeds from disposals of property, plant and equip	-	6,576	2,016	-	8,592

Net cash used in investing activities	-	(103,400)	(454,391)	-	(557,791)

Financing activities:
Repayments of borrowings	-	(64,922)	-	-	(64,922)
Advances (to) from affiliates	-	(64,557)	64,557	-	-
Proceeds from borrowings - net of issue costs	-	491,729	-	-	491,729
Proceeds from stock option and debenture plans	-	1,471	-	-	1,471
Excess tax benefits from stock-based compensation	-	2,298	374	-	2,672

Net cash provided by (used in) financing activities	-	366,019	64,931	-	430,950

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	419,578	(2,325)	-	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	219,447	2,981	-	222,428

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$639,025	$656	$-	$639,681

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Unaudited quarterly financial data for each full quarter within the two most recent fiscal years follows (in thousands except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2011:
Revenues	$205,966	$223,497	$234,698	$275,068
Income from operations	35,755	51,735	31,962	30,131
Net income from continuing operations	26,795	44,403	31,424	33,117
Discontinued operations, net of tax	5,277	421,456	162,385	11,984
Net income	32,072	465,859	193,809	45,101

Basic earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.05	3.34	1.30	0.09
Net income	0.26	3.69	1.55	0.36

Diluted earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.04	3.30	1.28	0.09
Net income	0.25	3.65	1.53	0.36

2010:
Revenues	$288,500	$282,180	$238,559	$208,466
Income from operations	134,863	119,699	74,468	49,232
Net income from continuing operations	88,934	83,445	60,142	35,080
Discontinued operations, net of tax	(24,311)	7,471	7,029	22,205
Net income	64,623	90,916	67,171	57,285

Basic earnings (loss) per share:
Continuing operations	$0.79	$0.74	$0.52	$0.28
Discontinued operations	(0.22)	0.07	0.06	0.18
Net income	0.57	0.80	0.58	0.46

Diluted earnings (loss) per share:
Continuing operations	$0.78	$0.73	$0.51	$0.28
Discontinued operations	(0.21)	0.06	0.06	0.17
Net income	0.56	0.79	0.57	0.45

The sum of the per-share amounts for the quarters may not equal the per-share amounts for the full year since the quarterly and full year per share computations are made independently.

Income from operations in the second quarter of 2011 included a $6.1 million pretax charge for the settlement of litigation with Textron relating to the loss of the Rowan Halifax in 2005.  Income from operations in the fourth quarter of 2011 included $3.5 million pretax noncash compensation cost in connection with the separation of an employee.

Discontinued operations for the first quarter of 2010 included a $42.0 million pretax charge for an inventory valuation reserve adjustment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Expense Recognition
Revenue and Expense Recognition

Rowan's drilling contracts generally provide for payment on a daily rate basis, and revenues are recognized as the work progresses with the passage of time.  Rowan frequently receives lump-sum payments at the outset of a drilling assignment for equipment moves or modifications.  Lump-sum fees received for equipment moves (and related costs) and fees received for equipment modifications or upgrades are initially deferred and amortized on a straight-line basis over the primary term of the drilling contract.  The costs of contractual equipment modifications or upgrades and the costs of the initial move of newly acquired rigs are capitalized and depreciated in accordance with the Company's fixed asset capitalization policy.  The costs of moving equipment while not under contract are expensed as incurred.  Drilling revenues received but unearned are included in current and long-term liabilities and totaled $58.4 million and $7.7 million at December 31, 2011 and 2010, respectively.  Deferred drilling costs are included in prepaid expenses and other assets and totaled $33.0 million and $22.3 million at December 31, 2011 and 2010, respectively.

Rowan recognizes revenue for certain reimbursable costs.  Each reimbursable item and amount is stipulated in the Company's contract with the customer, and such items and amounts frequently vary between contracts.  The Company recognizes reimbursable costs on the gross basis, as both revenues and expenses, because Rowan is the primary obligor in the arrangement, has discretion in supplier selection, is involved in determining product or service specifications and assumes full credit risk related to the reimbursable costs.

Cash Equivalents	Cash Equivalents Cash equivalents consist of highly liquid temporary cash investments with maturities no greater than three months at the time of purchase.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

The Company assesses the collectability of receivables and records adjustments to an allowance for doubtful accounts, which is recorded as an offset to accounts receivable, to cover the risk of credit losses.  The allowance is based on historical and other factors that predict collectability, including write-offs, recoveries and the monitoring of credit quality.  The Company's allowance for doubtful accounts was $0.3 million at December 31, 2011 and 2010, respectively.

Receivables included unreimbursed costs related to the salvage of lost or damaged rigs and related equipment totaling $4.6 million and $10.4 million at December 31, 2011 and 2010, respectively.

Property and Depreciation
Property and Depreciation

Rowan provides depreciation for financial reporting purposes under the straight-line method over the asset's estimated useful life from the date the asset is placed into service until it is sold or becomes fully depreciated.  Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value

Jack-up drilling rigs:
Hulls	35	20%
Legs	30	20%
Quarters	25	20%
Drilling equipment	10 to 25	20%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Expenditures for new property or enhancements to existing property are capitalized and depreciated over the asset's estimated useful life.  Expenditures for maintenance and repairs are charged to operations as incurred.  As assets are sold or retired, property cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in results of operations.  Rowan capitalizes a portion of interest cost incurred during the construction period.  The Company capitalized interest in the amount of $54.5 million in 2011, $40.0 million in 2010, and $21.5 million in 2009.  Long-lived assets are reviewed for impairment at least annually, or whenever circumstances indicate their carrying amounts may not be recoverable, based upon estimated future cash flows.  Impairment, if any, is measured as the excess of an asset's carrying amount over its estimated fair value.  No impairment charges for long-lived assets attributable to continuing operations were required in 2011, 2010 or 2009.

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale and recorded an $8 million impairment charge, which is included in pretax loss for discontinued manufacturing operations for 2011.  Fair value was estimated based on equipment broker quotes, less anticipated selling costs.  Such inputs are considered Level 3 fair value inputs, which are unobservable inputs and considered the lowest level in the fair value hierarchy.

Repairs and maintenance expense attributable to continuing operations totaled $97.6 million in 2011, $70.3 million in 2010, and $74.4 million in 2009.

Foreign Currency Transactions
Foreign Currency Transactions

The U.S. dollar is the functional currency for all of Rowan's operations.  Non-U.S. subsidiaries translate their nonmonetary assets at exchange rates prevailing at the time they were acquired; monetary assets and liabilities are translated at year-end rates.  Resulting translation gains and losses and foreign currency transaction gains and losses are included in “other income” on the Company's Consolidated Statements of Income.  In order to reduce the impact of exchange rate fluctuations, Rowan generally requires customer payments to be in U.S. dollars and generally limits foreign currency holdings to the extent they are needed to pay liabilities denominated in such currencies.  The Company recognized net foreign currency losses of $0.8 million in 2011, $0.4 million in 2010 and $0.1 million in 2009.

Income Taxes
Income Taxes

Rowan recognizes deferred income tax assets and liabilities for the estimated future tax consequences of differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are provided against deferred tax assets that are not likely to be realized.  See Note 10 for further information regarding the Company's income tax assets and liabilities.

Historically, the Company has conducted its foreign operations through U.S. subsidiaries, which resulted in income tax at or near the U.S. statutory rate of 35%.  In 2009, the Company began operating many of its foreign-based rigs through its international subsidiaries, and has asserted that such earnings are permanently reinvested abroad.  The Company does not provide deferred income taxes on undistributed foreign earnings considered to be permanently invested abroad.

Environmental Costs
Environmental Costs

Environmental remediation costs are accrued using estimates of future monitoring, testing and clean-up costs where it is probable that such costs will be incurred.  Estimates of future monitoring, testing and clean-up costs, and assessments of the probability that such costs will be incurred incorporate many factors, including approved monitoring, testing and/or remediation plans; ongoing communications with environmental regulatory agencies; the expected duration of remediation measures; historical monitoring, testing and clean-up costs, and current and anticipated operational plans and manufacturing processes.  Ongoing environmental compliance costs are expensed as incurred, and expenditures to mitigate or prevent future environmental contamination are capitalized.  Environmental liabilities at December 31, 2011 and 2010, were not material.

Income Per Common Share
Income Per Common Share

Basic income per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding during the period.  Diluted income per share includes the additional effect of all potentially dilutive securities, which includes nonvested restricted stock and units, dilutive stock options and appreciation rights, and contingently issuable shares, if any, such as performance-based stock awards.

A reconciliation of shares for basic and diluted income per share for each of the past three years is set forth below.  There were no income adjustments to the numerators of the basic or diluted computations for the periods presented (in thousands):

	2011	2010	2009

Average common shares outstanding	125,044	117,021	113,515
Add dilutive securities:
Nonvested restricted stock and units	765	1,270	-
Employee and director stock options	298	417	69
Stock appreciation rights and other	286	110	-
Average shares for diluted computations	126,393	118,818	113,584

Options and other potentially dilutive securities are antidilutive and excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period.  The following table sets forth the share effects of securities excluded from the diluted calculations because they were antidilutive for the years indicated.  Such securities could potentially dilute earnings per share in the future (in thousands):

	2011	2010	2009

Employee and director stock options	42	153	1,481
Stock appreciation rights and other	266	-	85
Total potentially dilutive shares	308	153	1,566

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of asset estimated useful life and salvage value
 Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value

Jack-up drilling rigs:
Hulls	35	20%
Legs	30	20%
Quarters	25	20%
Drilling equipment	10 to 25	20%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Reconciliation of shares for basic and diluted income per share
A reconciliation of shares for basic and diluted income per share for each of the past three years is set forth below.  There were no income adjustments to the numerators of the basic or diluted computations for the periods presented (in thousands):

	2011	2010	2009

Average common shares outstanding	125,044	117,021	113,515
Add dilutive securities:
Nonvested restricted stock and units	765	1,270	-
Employee and director stock options	298	417	69
Stock appreciation rights and other	286	110	-
Average shares for diluted computations	126,393	118,818	113,584

Options and other potentially dilutive securities are antidilutive and excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period.  The following table sets forth the share effects of securities excluded from the diluted calculations because they were antidilutive for the years indicated.  Such securities could potentially dilute earnings per share in the future (in thousands):

	2011	2010	2009

Employee and director stock options	42	153	1,481
Stock appreciation rights and other	266	-	85
Total potentially dilutive shares	308	153	1,566

Schedule of other comprehensive income
Other comprehensive income (loss) for 2011, 2010 and 2009, consisted solely of adjustments relating to pension and other postretirement benefits, the components of which were as follows, net of income taxes (in thousands):

	2011	2010	2009

Net (loss) gain arising during the period	$(79,888)	$(3,779)	$14,225
Prior service (cost) credit arising during the period	-	-	43,703
Amortization of (gain) loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service cost (credit)	(14,975)	(4,473)	(2,385)
Total other comprehensive income (loss), net of tax	$(80,176)	$4,826	$66,695

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Components of Discontinued operations, net of tax
The following table sets forth the components of “Discontinued operations, net of tax,” for 2011, 2010 and 2009 (in thousands):

	2011
	Manufacturing	Drilling	Total
Revenues	$224,488	$126,957	$351,445

Pretax income (loss)	$(8,583)	$16,623	$8,040
Provision (benefit) for taxes on income	1,507	3,426	4,933
Income (loss) from discontinued operations, net of tax	(10,090)	13,197	3,107

Pretax gain on sale of discontinued operations	670,614	212,891	883,505
Provision for tax on gain on sale	226,965	58,545	285,510
Gain on sale of discontinued operations, net of tax	443,649	154,346	597,995
Discontinued operations, net of tax	$433,559	$167,543	$601,102

	2010
	Manufacturing	Drilling	Total
Revenues	$610,441	$191,061	$801,502

Pretax income (loss)	$(1,276)	$20,758	$19,482
Provision (benefit) for taxes on income	(569)	7,657	7,088
Discontinued operations, net of tax	$(707)	$13,101	$12,394

	2009
	Manufacturing	Drilling	Total
Revenues	$555,284	$171,893	$727,177

Pretax income (loss)	$35,790	$17,783	$53,573
Provision (benefit) for taxes on income	8,303	6,098	14,401
Discontinued operations, net of tax	$27,487	$11,685	$39,172

Assets of discontinued operations and Liabilities of discontinued operations
The following assets and liabilities have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31 (in thousands):

	2011			2010
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Cash and cash equivalents	$-	$-	$-	$-	$-	$-
Receivables - trade and other	-	4,000	4,000	106,705	41,280	147,985
Inventories - raw materials and supplies	-	-	-	277,527	-	277,527
Inventories - work-in-progress	-	-	-	70,114	-	70,114
Inventories - finished goods	-	-	-	212	-	212
Prepaid expenses and other current assets	-	-	-	37,368	332	37,700
Property and equipment, net	-	-	-	137,624	311,291	448,915
Net deferred tax assets	-	-	-	23,687	215	23,902
Other assets	23,661	-	23,661	1,569	-	1,569
Assets of discontinued operations	$23,661	$4,000	$27,661	$654,806	$353,118	$1,007,924

Accounts payable - trade	$-	$-	$-	$29,274	$5,876	$35,150
Deferred revenues	20,122	-	20,122	143,950	1,748	145,698
Billings in excess of costs and estimated
profits on uncompleted contracts	-	-	-	7,915	-	7,915
Accrued compensation and related costs	-	-	-	20,217	2,738	22,955
Net deferred tax liabilities	-	-	-	19,778	95,957	115,735
Other current liabilities	1,183	3,700	4,883	47,737	3,607	51,344
Liabilities of discontinued operations	$21,305	$3,700	$25,005	$268,871	$109,926	$378,797

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
Accrued liabilities
Accrued liabilities at December 31 consisted of the following (in thousands):

	2011	2010

Pension and other postretirement benefits	$55,244	$57,245
Compensation and related employee costs	31,205	20,681
Interest	25,477	25,962
Income taxes	9,878	10,847
Taxes and other	9,237	9,804
Total accrued liabilities	$131,041	$124,539

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Long-term Debt
Long-term debt at December 31 consisted of the following (in thousands):

	2011	2010

5.88% Title XI note payable, due March 2012, secured by the Gorilla VI	$7,109	$21,361
2.80% Title XI note payable, due October 2013, secured by the Gorilla VII	30,898	46,348
5.0% Senior Notes, due September 2017, net of discount (5.1% effective rate)	398,394	398,111
4.33% Title XI note payable, due May 2019, secured by the Scooter Yeargain	45,598	51,678
7.875% Senior Notes, due August 2019, net of discount (8.0% effective rate)	497,511	497,181
3.525% Title XI note payable, due May 2020, secured by the Bob Keller	50,801	56,779
3.158% Title XI note payable, due July 2021, secured by the Bob Palmer	104,047	114,453
Total long-term debt	1,134,358	1,185,911
Less: Current maturities	(45,023)	(52,166)
Long-term debt, excluding current maturities	$1,089,335	$1,133,745

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
Fair value of financial instruments
Carrying values and fair values of the Company's debt at December 31, 2011, all of which was fixed-rate, were as follows (amounts in thousands):

	Carrying value	Fair value

5% and 7.875% Senior Notes	$895,905	$1,008,514
Government-guaranteed Title XI Notes	238,453	257,185
	$1,134,358	$1,265,699

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments to be made under noncancelable operating leases
At December 31, 2011, future minimum payments to be made under noncancelable operating leases were as follows (in thousands):

2012	$3,054
2013	2,442
2014	2,349
2015	1,912
2016	1,919
Later years	8,023
$19,699

Status of company's rigs under construction
The following table presents the status of the Company's rigs under construction as of December 31, 2011.  Project costs include capitalized interest (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through Dec. 31, 2011	Projected costs in 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$749	$173	$46	$510	$20	$576
Rowan Resolute	Jun-14	744	171	28	148	397	573
Rowan Reliance	Dec-14	729	112	68	63	486	617
		$2,222	$456	$142	$721	$903	$1,766

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Compensation cost charged to expense under all stock-based incentive awards
Compensation cost charged to expense under all stock-based incentive awards is presented below (in thousands):

	2011	2010	2009

Restricted stock and units	$15,912	$13,379	$10,334
Stock appreciation rights	5,813	2,678	855
Stock options	239	239	378
Performance-based awards	124	(718)	1,467
Total compensation cost	22,088	15,578	13,034
Less: Discontinued operations	(1,003)	(1,310)	(1,181)
Continuing operations	$21,085	$14,268	$11,853

Restricted stock activity
The Company measures compensation related to each share based on the market price of the common stock on the date of grant.  Restricted stock activity for the year ended December 31, 2011, is summarized below:

	Shares	Weighted-average grant-date fair value per share

Nonvested at January 1, 2011	991,629	$24.01
Granted	474,818	40.97
Vested	(564,440)	26.30
Forfeited	(23,518)	32.17
Nonvested at December 31, 2011	878,489	$31.49

Restricted stock unit activity
The Company measures compensation related to each unit based on the market price of the underlying common stock on the grant date.  RSU activity for the year ended December 31, 2011, is summarized below:

	Units	Weighted-average grant-date fair value per share

Outstanding at January 1, 2011	170,406	$33.17
Granted	37,565	41.00
Outstanding at December 31, 2011	207,971	$34.59

Vested at December 31, 2011	170,406	$33.17

Performance-based award activity
Performance-based award activity for the year ended December 31, 2011, is summarized below:

	Number of shares issuable at target	Weighted-average grant-date fair value per share

Unearned awards outstanding at January 1, 2011	85,015	$43.96
Vested	(53,984)	43.96
Lapsed, unearned	(31,031)	43.96
Unearned awards outstanding at December 31, 2011	-	$-

Weighted-average assumptions used to determine fair values of SARs
Fair values of SARs granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions (no options were granted in 2011, 2010 or 2009):

	2011	2010	2009

Expected life in years	5.7	6.0	6.0
Risk-free interest rate	2.269%	2.725%	2.375%
Expected volatility	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value	$19.76	$14.00	$9.03

Stock option activity
Stock option activity for the year ended December 31, 2011, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,471,899	$23.23
Exercised	(879,083)	22.68
Forfeited or expired	(33,611)	37.06
Outstanding at December 31, 2011	559,205	$23.26	3.2	$4,876

Exercisable at December 31, 2011	559,205	$23.26	3.2	$4,876

SARs activity
SARs activity for the year ended December 31, 2011, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	828,185	$21.43
Granted	363,810	41.00
Forfeited	(3,560)	17.22
Outstanding at December 31, 2011	1,188,435	$27.43	7.2	$7,893

Exercisable at December 31, 2011	455,648	$20.22	6.7	$4,978

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Expense [Abstract]
Changes in benefit obligations and plan assets and funded status and weighted-average assumptions used to determine the benefit obligation
The following table presents the changes in benefit obligations and plan assets for 2011 and 2010 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in thousands):

	2011			2010
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total

Benefit obligations:
Balance, January 1	$581,329	$82,527	$663,856	$532,328	$81,186	$613,514
Interest cost	31,359	4,122	35,481	30,713	4,284	34,997
Service cost	11,882	2,011	13,893	14,411	1,955	16,366
Actuarial (gain) loss	86,200	6,757	92,957	31,417	(1,310)	30,107
Special termination benefits	104	396	500	-	-	-
Plan curtailments	4,690	(5,773)	(1,083)	(5,398)	-	(5,398)
Benefits paid	(25,213)	(2,981)	(28,194)	(22,142)	(3,588)	(25,730)
Balance, December 31	690,351	87,059	777,410	581,329	82,527	663,856

Plan assets:
Fair value, January 1	421,940	-	421,940	337,282	-	337,282
Actual return	(1,715)	-	(1,715)	49,535	-	49,535
Employer contributions	53,394	-	53,394	57,265	-	57,265
Benefits paid	(25,213)	-	(25,213)	(22,142)	-	(22,142)
Fair value, December 31	448,406	-	448,406	421,940	-	421,940
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(50,554)	$(4,690)	$(55,244)	$(52,735)	$(4,510)	$(57,245)
Other liabilities (long-term)	(191,391)	(82,369)	(273,760)	(106,654)	(78,017)	(184,671)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Net (expense) credit recognized in net benefit cost	$91,495	$(73,312)	$18,183	$50,937	$(69,015)	$(18,078)

Amounts not yet reflected in net periodic benefit cost:
Actuarial loss	(370,098)	(13,599)	(383,697)	(269,690)	(12,847)	(282,537)
Transition obligation	-	(474)	(474)	-	(1,324)	(1,324)
Prior service credit	36,658	326	36,984	59,364	659	60,023
Total accumulated other comprehensive loss	(333,440)	(13,747)	(347,187)	(210,326)	(13,512)	(223,838)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Weighted-average assumptions:
Discount rate	4.56%	4.46%		5.45%	5.26%
Rate of compensation increase	4.15%			4.15%

Accumulated benefit obligations	The ABO at December 31 for all pension plans in the aggregate is presented below (in thousands):
	2011	2010

Accumulated benefit obligation	$690,148	$581,141

Amounts amortized from accumulated other comprehensive to net periodic benefits cost
Rowan expects that the following amounts, which are classified in accumulated other comprehensive loss, a component of stockholders' equity, will be recognized as net periodic benefits cost in 2012 (in thousands):

	Pension benefits	Other retirement benefits	Total

Actuarial loss	$24,947	$341	$25,288
Transition obligation	-	475	475
Prior service cost (credit)	(4,647)	(147)	(4,794)
Total amortization	$20,300	$669	$20,969

Components of net periodic pension cost and weighted-average assumptions used to determine net cost
The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$11,882	$14,411	$15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	-	-
Special termination benefit recognized	104	-	-
Net periodic pension cost	$12,837	$27,200	$32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Continuing operations	$19,435	$14,435	$16,216

Discount rate	5.36%	5.97%	6.41%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.15%	4.15%	4.15%

The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$2,011	$1,955	$2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Special termination benefit recognized	396	-	-
Curtailment loss recognized	102	-	-
Net periodic cost of other postretirement benefits	$7,279	$6,761	$7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Continuing operations	$5,661	$4,371	$4,738

Discount rate	5.14%	5.83%	6.34%

Effect of one-percentage-point change in assumed health care cost trend rates
A one-percentage-point change in the assumed health care cost trend rates would change the reported amounts as follows (in thousands):

	One-percentage-point change
	Increase	Decrease

Effect on total service and interest cost components for the year	$538	$(461)
Effect on postretirement benefit obligation at year-end	5,220	(4,612)

Target allocations among asset categories and fair values of each category of plan assets, classified by level within fair value hierarchy
The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in thousands):

	Target allocation - % of Plan assets	Target allocation - % of category	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2011:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		22.5% to 52.5%	$168,910	$168,910	$-	$-
Small cap growth		0% to 10%	22,462	22,462	-	-
Small cap value		0% to 10%	20,425	20,425	-	-
International		10% to 30%	77,270	-	77,270	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	11,442	1	11,441	-
Aggregate fixed income		10% to 16%	64,703	-	64,703	-
Core plus fixed income		7.5% to 17.5%	61,243	61,243	-	-
Real estate	0% to 10%		21,951	-	21,951	-
Total			$448,406	$273,041	$175,365	$-

December 31, 2010:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		14.5% to 24.5%	$83,993	$83,993	$-	$-
Large cap growth		4% to 14%	39,039	-	39,039	-
Large cap value		4% to 14%	38,565	38,565	-	-
Small cap growth		0% to 10%	23,158	23,158	-	-
Small cap value		0% to 10%	21,340	21,340	-	-
International		10% to 30%	80,151	-	80,151	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	9,627	1	9,626	-
Aggregate fixed income		10% to 16%	54,393	-	54,393	-
Core plus fixed income		7.5% to 17.5%	51,468	51,468	-	-
Real estate	0% to 10%		20,206	-	20,206	-
Total			$421,940	$218,525	$203,415	$-

Estimated future annual payments for pension and other postretirement benefits
Rowan estimates that the plans will make the following annual payments for pension and other postretirement benefits based upon existing benefit formulas and including amounts attributable to future employee service (in thousands):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2012	$50,820	$4,990
2013	39,650	5,300
2014	32,950	5,610
2015	35,270	6,080
2016	36,480	6,570
2017 though 2021	203,190	32,330

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
Significant components of income taxes attributable to continuing operations
The significant components of income taxes attributable to continuing operations consisted of (in thousands):

	2011	2010	2009

Current:
Federal	$(39,708)	$16,959	$86,235
Foreign	15,368	32,402	22,607
State	566	(908)	779
Total current provision (benefit)	(23,774)	48,453	109,621
Deferred	18,115	43,481	9,565
Total provision (benefit)	$(5,659)	$91,934	$119,186

Income tax expense (benefit), income tax reconciliation
Rowan's provision for income taxes differs from that determined by applying the federal income tax rate (statutory rate) to income before income taxes, as follows (dollars in thousands):

	2011	2010	2009

Statutory rate	35%	35%	35%
Tax at statutory rate	$45,528	$125,837	$156,631
Increase (decrease) due to:
Foreign companies' operations	(59,349)	(25,711)	(7,335)
Extraterritorial income exclusion	(522)	-	(25,391)
State tax expense	81	(590)	512
Domestic production activities	-	(6,372)	(2,790)
Other, net	8,603	(1,230)	(2,441)
Total provision	$(5,659)	$91,934	$119,186

Deferred tax assets and liabilities
Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities at December 31 were as follows (in thousands):

	2011		2010
	Current	Noncurrent	Current	Noncurrent

Deferred tax assets:
Accrued employee benefit plan costs	$26,519	$72,467	$16,788	$54,821
U.S. net operating loss	-	64,495	-	109,654
U.K. net operating loss	-	14,722	-	17,778
Other	4,874	10,861	3,473	12,403
Total deferred tax assets	31,393	162,545	20,261	194,656
Less: valuation allowance	-	(14,722)	-	(17,778)
Deferred tax assets, net of valuation allowance	31,393	147,823	20,261	176,878

Deferred tax liabilities:
Property, plant and equipment	-	615,319	-	609,321
Other	4,370	8,947	7,218	2,849
Total deferred tax liabilities	4,370	624,266	7,218	612,170
Net deferred tax asset (liability)	$27,023	$(476,443)	$13,043	$(435,292)

Changes in gross unrecognized tax benefits
The following table highlights the changes in the Company's gross unrecognized tax benefits during the years ended December 31 (in thousands):

	2011	2010	2009

Gross unrecognized tax benefits - beginning of year	$51,000	$54,200	$6,500
Gross increases - tax positions in prior period	4,300	-	37,600
Gross decreases - tax positions in prior period	-	(1,300)	-
Gross increases - current period tax positions	-	-	11,900
Settlements	-	-	-
Lapse of statute of limitations	-	(1,900)	(1,800)
Gross unrecognized tax benefit - end of year	$55,300	$51,000	$54,200

GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREA INFORMATION [Abstract]
Revenues and Long-lived Assets by Geographic Area
Revenues by geographic area are set forth below (in thousands):

	2011	2010	2009

United States	$264,255	$287,579	$291,882
United Kingdom	230,638	99,111	146,827
Saudi Arabia	204,086	207,131	280,187
Norway	73,829	80,717	25,783
Qatar	59,824	78,819	98,875
Trinidad	56,682	-	-
Mexico	27,977	45,633	14,101
Vietnam	9,901	-	-
Malaysia	6,776	-	-
Egypt	5,261	71,811	12,019
Canada	-	78,361	57,337
Angola	-	68,543	115,992
Consolidated revenues	$939,229	$1,017,705	$1,043,003

Long-lived assets by geographic area at December 31 are set forth below (in thousands):

	2011	2010	2009

United Kingdom	$1,562,942	$822,335	$387,546
United States	1,234,233	1,044,315	1,078,933
Saudi Arabia	1,078,663	743,002	535,448
Rigs under construction	711,558	937,609	528,669
Norway	501,447	202,773	-
Trinidad	258,749	204,432	-
Vietnam	198,205	-	-
Qatar	87,781	91,735	49,390
Malaysia	45,039	-	-
Egypt	-	200,551	214,814
Mexico	-	54,307	56,032
Canada	-	43,463	40,423
Angola	-	-	202,290
Other	96	-	46
Consolidated long-lived assets	$5,678,713	$4,344,522	$3,093,591

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Noncash investing and financing activities
Noncash investing and financing activities excluded from the Consolidated Statements of Cash Flows and other supplemental cash flow information follows (in thousands):

	2011	2010	2009

Accrued but unpaid additions to property and equipment at December 31	$66,764	$40,345	$23,340
Value of common stock issued in exchange for SKDP shares	-	337,907	-
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	276,839	98,979	137,648

GUARANTEE OF REGISTERED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
GUARANTEE OF REGISTERED SECURITIES [Abstract]
Guarantor Financial Statements
Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$255,061	$182,418	$-	$437,479
Restricted cash	-	-	15,265	-	15,265
Receivables - trade and other	-	93,253	176,643	-	269,896
Prepaid expenses and other current assets	-	41,342	3,347	-	44,689
Assets of discontinued operations	-	-	1,007,924	-	1,007,924
Total current assets	-	389,656	1,385,597	-	1,775,253

Property, plant and equipment - gross	-	1,422,533	4,107,869	-	5,530,402
Less accumulated depreciation and amortization	-	466,036	719,844	-	1,185,880
Property, plant and equipment - net	-	956,497	3,388,025	-	4,344,522

Investments in subsidiaries	-	3,598,680	-	(3,598,680)	-
Due from affiliates	-	436,877	168,452	(605,329)	-
Other assets	-	31,798	65,884	-	97,682

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$29,702	$-	$52,166
Accounts payable - trade	-	26,275	55,440	-	81,715
Deferred revenues	-	-	7,748	-	7,748
Accrued liabilities	-	99,259	25,280	-	124,539
Liabilities of discontinued operations	-	-	378,797	-	378,797
Total current liabilities	-	147,998	496,967	-	644,965

Long-term debt - less current maturities	-	1,095,738	38,007	-	1,133,745
Due to affiliates	-	-	605,329	(605,329)	-
Other liabilities	-	200,384	50,761	-	251,145
Deferred income taxes - net	-	217,078	218,214	-	435,292
Shareholders' equity	-	3,752,310	3,598,680	(3,598,680)	3,752,310

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$128,561	$925,238	$(114,570)	$939,229

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	76,869	545,767	(114,570)	508,066
Depreciation and amortization	-	58,874	125,029	-	183,903
Selling, general and administrative	2,161	22,598	63,519	-	88,278
Loss (gain) on disposals of property and equipment	-	(157)	(1,420)	-	(1,577)
Material charges and other operating expenses	-	10,976	-	-	10,976
Total costs and expenses	2,161	169,160	732,895	(114,570)	789,646

INCOME FROM OPERATIONS	(2,161)	(40,599)	192,343	-	149,583

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(19,560)	(3,162)	2,651	(20,071)
Interest income	1	3,110	270	(2,651)	730
Other - net	-	640	(802)	-	(162)
Total other income (expense) - net	1	(15,810)	(3,694)	-	(19,503)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,160)	(56,409)	188,649	-	130,080
(Benefit) provision for income taxes	-	(22,501)	16,842	-	(5,659)

NET INCOME FROM CONTINUING OPERATIONS	(2,160)	(33,908)	171,807	-	135,739

DISCONTINUED OPERATIONS, NET OF TAX	-	585,926	15,176	-	601,102

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	184,823	-	(184,823)	-

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$380,497	$875,826	$(238,618)	$1,017,705

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	281,392	374,058	(238,618)	416,832
Depreciation and amortization	-	59,991	78,310	-	138,301
Selling, general and administrative	-	59,889	18,769	-	78,658
Loss (gain) on disposals of property and equipment	-	(332)	734	-	402
Material charges and other operating expenses	-	-	5,250	-	5,250
Total costs and expenses	-	400,940	477,121	(238,618)	639,443

INCOME FROM OPERATIONS	-	(20,443)	398,705	-	378,262

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(24,879)	(22,256)	22,256	(24,879)
Interest income	-	23,061	484	(22,256)	1,289
Gain on debt extinguishment	-	-	5,324	-	5,324
Other - net	-	(331)	(130)	-	(461)
Total other income (expense) - net	-	(2,149)	(16,578)	-	(18,727)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(22,592)	382,127	-	359,535
(Benefit) provision for income taxes	-	(12,036)	103,970	-	91,934

NET INCOME FROM CONTINUING OPERATIONS	-	(10,556)	278,157	-	267,601

DISCONTINUED OPERATIONS, NET OF TAX	-	-	12,394	-	12,394

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	290,551	-	(290,551)	-

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$633,466	$760,311	$(350,774)	$1,043,003

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	394,650	360,437	(350,774)	404,313
Depreciation and amortization	-	63,595	60,345	-	123,940
Selling, general and administrative	-	54,942	11,011	-	65,953
Loss (gain) on disposals of property and equipment	-	(5,363)	(180)	-	(5,543)
Total costs and expenses	-	507,824	431,613	(350,774)	588,663

INCOME FROM OPERATIONS	-	125,642	328,698	-	454,340

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(8,028)	(33,457)	33,457	(8,028)
Interest income	-	34,644	7	(33,457)	1,194
Other - net	-	47	(35)	-	12
Total other income (expense) - net	-	26,663	(33,485)	-	(6,822)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	152,305	295,213	-	447,518
(Benefit) provision for income taxes	-	36,874	82,312	-	119,186

NET INCOME FROM CONTINUING OPERATIONS	-	115,431	212,901	-	328,332

DISCONTINUED OPERATIONS, NET OF TAX	-	-	39,172	-	39,172

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	252,073	-	(252,073)	-

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(79,888)	-	-	(79,888)
Amortization of net loss	-	14,135	-	-	14,135
Amortization of transition obligation	-	552	-	-	552
Amortization of prior service credit	-	(14,975)	-	-	(14,975)

OTHER COMPREHENSIVE INCOME	-	(80,176)	-	-	(80,176)

COMPREHENSIVE INCOME	$(2,160)	$656,665	$186,983	$(184,823)	$656,665

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(3,779)	-	-	(3,779)
Amortization of net loss	-	12,648	-	-	12,648
Amortization of transition obligation	-	430	-	-	430
Amortization of prior service credit	-	(4,473)	-	-	(4,473)

OTHER COMPREHENSIVE INCOME	-	4,826	-	-	4,826

COMPREHENSIVE INCOME	$-	$284,821	$290,551	$(290,551)	$284,821

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	14,225	-	-	14,225
Prior service credit arising during the period	-	43,703	-	-	43,703
Amortization of net loss	-	10,721	-	-	10,721
Amortization of transition obligation	-	431	-	-	431
Amortization of prior service credit	-	(2,385)	-	-	(2,385)

OTHER COMPREHENSIVE INCOME	-	66,695	-	-	66,695

COMPREHENSIVE INCOME	$-	$434,199	$252,073	$(252,073)	$434,199

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2011
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,430)	$(235,989)	$332,098	$-	$94,679

Investing activities:
Property, plant and equipment additions	-	(125,481)	(1,392,193)	-	(1,517,674)
Proceeds from disposals of property, plant and equip	-	613	5,121	-	5,734
Proceeds from sales of mfg and land drilling ops, net	-	1,555,480	-	-	1,555,480
Change in restricted cash balance	-	-	15,265	-	15,265
Investments in consolidated subsidiaries	-	(903,200)	-	903,200	-

Net cash used in investing activities	-	527,412	(1,371,807)	903,200	58,805

Financing activities:
Repayments of borrowings	-	(22,464)	(29,702)	-	(52,166)
Advances (to) from affiliates	1,152	(238,630)	237,478	-	-
Contributions from parent	21,750	-	881,450	(903,200)	-
Proceeds from borrowings - net of issue costs	-	-	-	-	-
Proceeds from stock option and debenture plans	-	19,941	-	-	19,941
Payments to acquire treasury stock	-	(125,013)	-	-	(125,013)
Excess tax benefits from stock-based compensation	-	4,359	769	-	5,128

Net cash provided by (used in) financing activities	22,902	(361,807)	1,089,995	(903,200)	(152,110)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,472	(70,384)	50,286	-	1,374
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$21,472	$184,677	$232,704	$-	$438,853

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2010
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$15,613	$492,549	$-	$508,162

Investing activities:
Property, plant and equipment additions	-	(72,496)	(418,064)	-	(490,560)
Proceeds from disposals of property, plant and equip	-	807	2,460	-	3,267
Change in restricted cash balance	-	-	(15,265)	-	(15,265)
Cash acquired from SKDP transaction, net	-	(17,681)	-	-	(17,681)
Investments in consolidated subsidiaries	-	(965,864)	-	965,864	-

Net cash used in investing activities	-	(1,055,234)	(430,869)	965,864	(520,239)

Financing activities:
Repayments of borrowings	-	(594,013)	-	-	(594,013)
Advances (to) from affiliates	-	845,782	(845,782)	-	-
Contributions from parent	-	-	965,864	(965,864)	-
Proceeds from borrowings - net of issue costs	-	395,517	-	-	395,517
Proceeds from stock option plans	-	7,959	-	-	7,959
Payments to acquire treasury stock	-	-	-	-	-
Excess tax benefits from stock-based compensation	-	412	-	-	412

Net cash provided by (used in) financing activities	-	655,657	120,082	(965,864)	(190,125)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(383,964)	181,762	-	(202,202)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	639,025	656	-	639,681

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$255,061	$182,418	$-	$437,479

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2009
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$156,959	$387,135	$-	$544,094

Investing activities:
Property, plant and equipment additions	-	(109,976)	(456,407)	-	(566,383)
Proceeds from disposals of property, plant and equip	-	6,576	2,016	-	8,592

Net cash used in investing activities	-	(103,400)	(454,391)	-	(557,791)

Financing activities:
Repayments of borrowings	-	(64,922)	-	-	(64,922)
Advances (to) from affiliates	-	(64,557)	64,557	-	-
Proceeds from borrowings - net of issue costs	-	491,729	-	-	491,729
Proceeds from stock option and debenture plans	-	1,471	-	-	1,471
Excess tax benefits from stock-based compensation	-	2,298	374	-	2,672

Net cash provided by (used in) financing activities	-	366,019	64,931	-	430,950

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	419,578	(2,325)	-	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	219,447	2,981	-	222,428

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$639,025	$656	$-	$639,681

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Unaudited quarterly financial data for each full quarter within the two most recent fiscal years follows (in thousands except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2011:
Revenues	$205,966	$223,497	$234,698	$275,068
Income from operations	35,755	51,735	31,962	30,131
Net income from continuing operations	26,795	44,403	31,424	33,117
Discontinued operations, net of tax	5,277	421,456	162,385	11,984
Net income	32,072	465,859	193,809	45,101

Basic earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.05	3.34	1.30	0.09
Net income	0.26	3.69	1.55	0.36

Diluted earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.04	3.30	1.28	0.09
Net income	0.25	3.65	1.53	0.36

2010:
Revenues	$288,500	$282,180	$238,559	$208,466
Income from operations	134,863	119,699	74,468	49,232
Net income from continuing operations	88,934	83,445	60,142	35,080
Discontinued operations, net of tax	(24,311)	7,471	7,029	22,205
Net income	64,623	90,916	67,171	57,285

Basic earnings (loss) per share:
Continuing operations	$0.79	$0.74	$0.52	$0.28
Discontinued operations	(0.22)	0.07	0.06	0.18
Net income	0.57	0.80	0.58	0.46

Diluted earnings (loss) per share:
Continuing operations	$0.78	$0.73	$0.51	$0.28
Discontinued operations	(0.21)	0.06	0.06	0.17
Net income	0.56	0.79	0.57	0.45

The sum of the per-share amounts for the quarters may not equal the per-share amounts for the full year since the quarterly and full year per share computations are made independently.

Income from operations in the second quarter of 2011 included a $6.1 million pretax charge for the settlement of litigation with Textron relating to the loss of the Rowan Halifax in 2005.  Income from operations in the fourth quarter of 2011 included $3.5 million pretax noncash compensation cost in connection with the separation of an employee.

Discontinued operations for the first quarter of 2010 included a $42.0 million pretax charge for an inventory valuation reserve adjustment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and Expense Recognition [Abstract}
Revenues received but unearned	$ 58,400,000	$ 7,700,000
Deferred drilling costs	33,000,000	22,300,000
Cash Equivalents [Abstract]
Maximum maturity period for highly liquid cash investments to be considered cash equivalent	3M	3M	3M
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts	300,000	300,000
Unreimbursed costs related to the salvage of lost or damaged rigs	4,600,000	10,400,000
Property and Depreciation [Abstract]
Interest incurred and capitalized during construction	54,500,000	40,000,000	21,500,000
Impairment charges for asset held for sale	8,000,000
Repairs and maintenance expense, continuing operations	97,600,000	70,300,000	74,400,000
Foreign Currency Transactions [Abstract]
Foreign currency transaction gains (losses)	(800,000)	(400,000)	(100,000)
Income Taxes [Abstract]
U.S. Statutory income tax rate (in hundredths)	35.00%	35.00%	35.00%
Average common shares outstanding (in thousands of shares)	125,044	117,021	113,515
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	126,393	118,818	113,584
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	308	153	1,566
Comprehensive income, pension and other postretirement benefits [Abstract]
Net (loss) gain arising during the period	(79,888,000)	(3,779,000)	14,225,000
Prior service (cost) credit arising during the period	0	0	43,703,000
Amortization of (gain) loss	14,135,000	12,648,000	10,721,000
Amortization of transition obligation	552,000	430,000	431,000
Amortization of prior service cost (credit)	(14,975,000)	(4,473,000)	(2,385,000)
Total other comprehensive income (loss), net of tax	$ (80,176,000)	$ 4,826,000	$ 66,695,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	765	1,270	0
Employee and director stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	298	417	69
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	42	153	1,481
Stock appreciation rights and other [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average shares for diluted computations (in thousands of shares)	286	110	0
Total potentially dilutive shares excluded from computation due to antidilutive for current disclosure (in thousands of shares)	266	0	85
Jack-up drilling rigs: Hulls [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	35
Salvage value	20.00%
Jack-up drilling rigs: Legs [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	30
Salvage value	20.00%
Jack-up drilling rigs: Quarters [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	25
Salvage value	20.00%
Jack-up drilling rigs: Drilling equipment [Member]
Estimated useful lives and salvage value [Abstract]
Minimum useful life (in years)	10
Maximum useful life (in years)	25
Salvage value	20.00%
Drill pipe and tubular equipment [Member]
Estimated useful lives and salvage value [Abstract]
Maximum useful life (in years)	4
Salvage value	10.00%
Other property and equipment [Member]
Estimated useful lives and salvage value [Abstract]
Minimum useful life (in years)	3
Maximum useful life (in years)	30

DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Post-closing working capital adjustment				$ 7,900,000
Revenues	351,445,000	801,502,000	727,177,000
Pretax income (loss)	8,040,000	19,482,000	53,573,000
Provision (benefit) for taxes on income	4,933,000	7,088,000	14,401,000
Income (loss) from discontinued operations, net of tax	3,107,000
Pretax gain on sale of discontinued operations	883,505,000
Provision for tax on gain on sale	285,510,000
Gain on sale of discontinued operations, net of tax	597,995,000
Discontinued operations, net of tax	601,102,000	12,394,000	39,172,000
Impairment charges for asset held for sale	8,000,000
Cash and cash equivalents	0	0
Receivables - trade and other	4,000,000	147,985,000
Inventories - raw materials and supplies	0	277,527,000
Inventories - work-in-progress	0	70,114,000
Inventories - finished goods	0	212,000
Prepaid expenses and other current assets	0	37,700,000
Property and equipment, net	0	448,915,000
Net deferred tax assets	0	23,902,000
Other assets	23,661,000	1,569,000
Assets of discontinued operations	27,661,000	1,007,924,000
Accounts payable - trade	0	35,150,000
Deferred revenues	20,122,000	145,698,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	7,915,000
Accrued compensation and related costs	0	22,955,000
Net deferred tax liabilities	0	115,735,000
Other current liabilities	4,883,000	51,344,000
Liabilities of discontinued operations	25,005,000	378,797,000
LeTourneau [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of discontinued operations	1,100,000,000
Post-closing working capital adjustment	46,700,000
Gain on sale of discontinued operations	670,600,000
Gain on sale of discontinued operations, net of tax	443,600,000
Number of days, lease and employee services agreements terminate (minimum)	120D
Lease and employee services agreements shall terminate (maximum)	1Y
Revenues	224,488,000	610,441,000	555,284,000
Pretax income (loss)	(8,583,000)	(1,276,000)	35,790,000
Provision (benefit) for taxes on income	1,507,000	(569,000)	8,303,000
Income (loss) from discontinued operations, net of tax	(10,090,000)
Pretax gain on sale of discontinued operations	670,614,000
Provision for tax on gain on sale	226,965,000
Gain on sale of discontinued operations, net of tax	443,649,000
Discontinued operations, net of tax	433,559,000	(707,000)	27,487,000
Increase in inventory valuation reserve		42,000,000
Cash and cash equivalents	0	0
Receivables - trade and other	0	106,705,000
Inventories - raw materials and supplies	0	277,527,000
Inventories - work-in-progress	0	70,114,000
Inventories - finished goods	0	212,000
Prepaid expenses and other current assets	0	37,368,000
Property and equipment, net	0	137,624,000
Net deferred tax assets	0	23,687,000
Other assets	23,661,000	1,569,000
Assets of discontinued operations	23,661,000	654,806,000
Accounts payable - trade	0	29,274,000
Deferred revenues	20,122,000	143,950,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	7,915,000
Accrued compensation and related costs	0	20,217,000
Net deferred tax liabilities	0	19,778,000
Other current liabilities	1,183,000	47,737,000
Liabilities of discontinued operations	21,305,000	268,871,000
Drilling [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of discontinued operations				510,000,000
Gain on sale of discontinued operations				212,900,000
Gain on sale of discontinued operations, net of tax				154,300,000
Revenues	126,957,000	191,061,000	171,893,000
Pretax income (loss)	16,623,000	20,758,000	17,783,000
Provision (benefit) for taxes on income	3,426,000	7,657,000	6,098,000
Income (loss) from discontinued operations, net of tax	13,197,000
Pretax gain on sale of discontinued operations	212,891,000
Provision for tax on gain on sale	58,545,000
Gain on sale of discontinued operations, net of tax	154,346,000
Discontinued operations, net of tax	167,543,000	13,101,000	11,685,000
Cash and cash equivalents	0	0
Receivables - trade and other	4,000,000	41,280,000
Inventories - raw materials and supplies	0	0
Inventories - work-in-progress	0	0
Inventories - finished goods	0	0
Prepaid expenses and other current assets	0	332,000
Property and equipment, net	0	311,291,000
Net deferred tax assets	0	215,000
Other assets	0	0
Assets of discontinued operations	4,000,000	353,118,000
Accounts payable - trade	0	5,876,000
Deferred revenues	0	1,748,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	0
Accrued compensation and related costs	0	2,738,000
Net deferred tax liabilities	0	95,957,000
Other current liabilities	3,700,000	3,607,000
Liabilities of discontinued operations	$ 3,700,000	$ 109,926,000

ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES [Abstract]
Pension and other postretirement benefits	$ 55,244	$ 57,245
Compensation and related employee costs	31,205	20,681
Interest	25,477	25,962
Income taxes	9,878	10,847
Taxes and other	9,237	9,804
Total accrued liabilities	$ 131,041	$ 124,539

LONG-TERM DEBT (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2010 Senior Note Payable Due September 2017 [Member]	Dec. 31, 2010 Senior Note Payable Due August 2019 [Member]	Dec. 31, 2011 Credit Agreement 2011 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due March 2012 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due March 2012 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due October 2013 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due October 2013 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due May 2019 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due May 2019 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due May 2020 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due May 2020 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due July 2021 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due July 2021 [Member]	Dec. 31, 2011 Unsecured Debt [Member] Senior Note Payable Due September 2017 [Member]	Dec. 31, 2010 Unsecured Debt [Member] Senior Note Payable Due September 2017 [Member]	Dec. 31, 2011 Unsecured Debt [Member] Senior Note Payable Due August 2019 [Member]	Dec. 31, 2010 Unsecured Debt [Member] Senior Note Payable Due August 2019 [Member]
Debt Instrument [Line Items]
Maturity Date							March 2012	March 2012	October 2013	October 2013	May 2019	May 2019	May 2020	May 2020	July 2021	July 2021	September 2017	September 2017	August 2019	August 2019
Stated Interest rate (in hundredths)							5.88%	5.88%	2.80%	2.80%	4.33%	4.33%	3.53%	3.53%	3.16%	3.16%	5.00%	5.00%	7.88%	7.88%
Effective Interest rate (in hundredths)																	5.10%	5.10%	8.00%	8.00%
Long-term debt	$ 1,185,911,000	$ 1,134,358,000					$ 7,109,000	$ 21,361,000	$ 30,898,000	$ 46,348,000	$ 45,598,000	$ 51,678,000	$ 50,801,000	$ 56,779,000	$ 104,047,000	$ 114,453,000	$ 398,394,000	$ 398,111,000	$ 497,511,000	$ 497,181,000
Less: Current maturities	(52,166,000)	(45,023,000)
Long-term debt, excluding current maturities	1,133,745,000	1,089,335,000
2012		45,000,000
2013		37,900,000
2014		22,500,000
2015		22,500,000
2016		22,500,000
Aggregate principal			225,000,000	400,000,000
Net proceeds of senior debt issuance					395,500,000
Fair values, debt assumed	250,000,000
Net gain on extinguishment of acquired debt	5,300,000
Restricted cash deposited to cover interest on first and second lien bonds		15,300,000
Revolving credit line maximum borrowing capacity						500,000,000
Interest rate description on advances on revolving line of credit						Libor plus 1.75 per annum
Annual commitment fee of unused commitments (in hundredths)						0.25%
Covenant to maintain a minimum cash balance, maximum		25,000,000
Current amount of covenant, cash balance restriction		$ 10,000,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
loc_Customer No 1 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	29.00%	20.00%	32.00%
Customer No 2 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	21.00%	15.00%	10.00%
Customer No 3 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	11.00%	11.00%
Customer No 4 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues		10.00%
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
5% and 7.875% Senior Notes	1,008,514
Government-guaranteed Title XI Notes	257,185
Total	1,265,699
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
5% and 7.875% Senior Notes	895,905
Government-guaranteed Title XI Notes	238,453
Total	1,134,358

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2005
Commitments and Contingencies Disclosure [Abstract]
Rental expense attributable to continuing operations		$ 5,600,000	$ 3,700,000	$ 4,000,000
Future minimum payments to be made under noncancelable operating leases [Abstract]
2012		3,054,000
2013		2,442,000
2014		2,349,000
2015		1,912,000
2016		1,919,000
Later years		8,023,000
Total		19,699,000
Number of ultra-deepwater drillships to be constructed under contracts		3
Status of company's rigs under construction [Abstract]
Total estimated project costs		2,222,000,000
Total costs incurred through December 31, 2011		456,000,000
Projected costs in 2012		142,000,000
Projected costs in 2013		721,000,000
Projected costs in 2014		903,000,000
Projected costs in 2015		0
Total future costs		1,766,000,000
Outstanding letters of credit		43,000,000
Number of offshore rigs lost or severely damaged					5
Insured amount for lost rig					43,400,000
Carrying value of equipment installed on lost rig					6,300,000
Post-casualty rig valuation					83,000,000
Balance of escrowed insurance proceeds		21,000,000			22,900,000
Payment judgment under the charter	3,200,000
Amount of cash settlement		6,100,000
Rowan Renaissance [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Dec-13
Total estimated project costs		749,000,000
Total costs incurred through December 31, 2011		173,000,000
Projected costs in 2012		46,000,000
Projected costs in 2013		510,000,000
Projected costs in 2014		20,000,000
Projected costs in 2015		0
Total future costs		576,000,000
Rowan Resolute [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Jun-14
Total estimated project costs		744,000,000
Total costs incurred through December 31, 2011		171,000,000
Projected costs in 2012		28,000,000
Projected costs in 2013		148,000,000
Projected costs in 2014		397,000,000
Projected costs in 2015		0
Total future costs		573,000,000
Rowan Reliance [Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date		Dec-14
Total estimated project costs		729,000,000
Total costs incurred through December 31, 2011		112,000,000
Projected costs in 2012		68,000,000
Projected costs in 2013		63,000,000
Projected costs in 2014		486,000,000
Projected costs in 2015		0
Total future costs		$ 617,000,000

STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	$ 22,088,000	$ 15,578,000	$ 13,034,000
Less: Discontinued operations	(1,003,000)	(1,310,000)	(1,181,000)
Continuing operations	21,085,000	14,268,000	11,853,000
Rowan Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	4,500,000
Number of shares available for future grant (in shares)	1,812,587
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Unrecognized compensation cost related to all nonvested share-based compensation arrangements	22,200,000
Compensation expense over a remaining weighted-average period (in years)	1.8
Restricted Stock [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Grant vesting term	One-third annually or cliff vest at the end of a two or three year service.
Service period (in years)	3Y
Restricted Stock - Minority [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Service period, minimum (in years)	2Y
Service period, maximum (in years)	3Y
Restricted Stock Units (RSUs) [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Service period (in years)	1Y
Performance-Based Awards [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	124,000	(718,000)	1,467,000
Stock Appreciation Rights (SARs) [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	5,813,000	2,678,000	855,000
Grant vesting term	one-third annually
Service period (in years)	3Y
Stock Options [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	239,000	239,000	378,000
Grant vesting term	one-third or one-quarter annually
Service period, minimum (in years)	3Y
Service period, maximum (in years)	4Y
Restricted Stock and Units [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	$ 15,912,000	$ 13,379,000	$ 10,334,000

STOCKHOLDERS' EQUITY, Additional Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	991,629
Granted (in shares)	474,818
Vested (in shares)	(564,440)
Forfeited / lapsed, unearned (in shares)	(23,518)
Nonvested / unearned awards outstanding, end of period (in shares)	878,489	991,629
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 24.01
Granted, weighted-average grant-date fair value per share (in dollars per share)	$ 40.97
Vested, weighted-average grant-date fair value per share (in dollars per share)	$ 26.3
Forfeited / lapsed, unearned, weighted-average grant-date fair value per share (in dollars per share)	$ 32.17
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 31.49	$ 24.01
Fair value of shares vested	$ 17,500,000	$ 12,600,000	$ 3,200,000
Restricted Stock Units (RSUs) [Member]
Equity instruments other than options [Roll forward]
Outstanding, beginning of period (in units)	170,406
Granted (in shares)	37,565
Outstanding, end of period (in units)	207,971
Vested, end of period (in units)	170,406
Outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 33.17
Granted, weighted-average grant-date fair value per share (in dollars per share)	$ 41
Outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 34.59
Vested, weighted-average grant date fair value per share, end of period (in dollars per share)	$ 33.17
Number of shares of common stock issued in connection with settlement of vested RSUs (in shares)			13,205
Fair value of shares of common stock issued in connection with settlement of vested RSUs			300,000
Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage number of shares actually issued to target share amount, minimum (in hundredths)	0.00%
Percentage of number of shares actually issued to target share amount, maximum (in hundredths)	200.00%
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	85,015
Vested (in shares)	(53,984)
Forfeited / lapsed, unearned (in shares)	(31,031)
Nonvested / unearned awards outstanding, end of period (in shares)	0	85,015
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 43.96
Vested, weighted-average grant-date fair value per share (in dollars per share)	$ 43.96
Forfeited / lapsed, unearned, weighted-average grant-date fair value per share (in dollars per share)	$ 43.96
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 0	$ 43.96
Fair value of shares vested	2,300,000	600,000
Stock Appreciation Rights (SARs) [Member]
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	828,185
Granted (in shares)	363,810
Forfeited / lapsed, unearned (in shares)	(3,560)
Nonvested / unearned awards outstanding, end of period (in shares)	1,188,435
Exercisable, end of period (in units)	455,648
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 14
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 19.76		$ 9.03
Outstanding, weighted-average exercise price, beginning of period (in dollars per share)	$ 21.43
Granted, weighted-average exercise price (in dollars per share)	$ 41
Forfeited, weighted-average exercise price (in dollars per share)	$ 17.22
Outstanding, weighted-average exercise price, end of period (in dollars per share)	$ 27.43
Exercisable, weighted-average exercise price, end of period (in dollars per share)	$ 20.22
Outstanding, weighted-average remaining contractual term, end of period (in years)	7.2
Exercisable, weighted-average remaining contractual term, end of period (in years)	6.7
Outstanding, aggregate intrinsic value, end of period	7,893,000
Exercisable, aggregate intrinsic value, end of period	$ 4,978,000
Additional disclosures [Abstract]
Expiration date after grant date (in years)	10Y
Stock Options [Member]
Additional disclosures [Abstract]
Exercise price of stock options as percentage of market price at date of grant, minimum (in hundredths)	100.00%
Expiration date after grant date (in years)	10Y

STOCKHOLDERS' EQUITY, Additional Disclosures 2 (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Appreciation Rights (SARs) [Member]
Weighted-average assumptions used to determine fair values of SARs [Abstract]
Expected life (in years)	5.7	6	6
Risk-free interest rate (in hundredths)	2.27%	2.73%	2.38%
Expected volatility (in hundredths)	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value (in dollars per share)	$ 19.76	$ 14	$ 9.03

STOCKHOLDERS' EQUITY, Additional Disclosures 3 (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Stock option activity [Roll forward]
Outstanding, beginning of period (in shares)	1,471,899
Exercised (in shares)	(879,083)
Forfeited or expired (in shares)	(33,611)
Outstanding, end of period (in shares)	559,205	1,471,899
Exercisable, end of period (in shares)	559,205
Outstanding, weighted-average exercise price, beginning of period (in dollars per share)	$ 23.23
Exercised, weighted-average exercise price (in dollars per share)	$ 22.68
Forfeited or expired, weighted-average exercise price (in dollars per share)	$ 37.06
Outstanding, weighted-average exercise price, end of period (in dollars per share)	$ 23.26	$ 23.23
Exercisable, weighted-average exercise price, end of period (in dollars per share)	$ 23.26
Outstanding, weighted-average remaining contractual term, end of period (in years)	3.2
Exercisable, weighted-average remaining contractual term, end of period (in years)	3.2
Outstanding, aggregate intrinsic value, end of period	$ 4,876,000
Exercisable, aggregate intrinsic value, end of period	4,876,000
Total intrinsic value of options exercised	$ 15,900,000	$ 3,600,000	$ 1,100,000

STOCKHOLDERS' EQUITY, Additional Disclosures 4 (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Additional compensation expense recognized		$ 2,000,000
Amount available for dividend distribution under restrictive debt covenants		429,000,000
Stock repurchase program, authorized amount	100,000,000	150,000,000
Number of shares of common stock repurchased in open market (in shares)		3.9
Common stock repurchased, at cost		$ (125,013,000)

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit obligations [Abstract]
Balance, beginning of period	$ 663,856,000	$ 613,514,000
Interest cost	35,481,000	34,997,000
Service cost	13,893,000	16,366,000
Actuarial (gain) loss	92,957,000	30,107,000
Special termination benefits	500,000	0
Plan amendments		0
Plan curtailments	(1,083,000)	(5,398,000)
Benefits paid	(28,194,000)	(25,730,000)
Balance, end of period	777,410,000	663,856,000	613,514,000
Plan assets [Abstract]
Fair value, beginning of period	421,940,000	337,282,000
Actual return	(1,715,000)	49,535,000
Employer contributions	53,394,000	57,265,000
Benefits paid	(25,213,000)	(22,142,000)
Fair value, end of period	448,406,000	421,940,000	337,282,000
Net benefit liabilities	(329,004,000)	(241,916,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(55,244,000)	(57,245,000)
Other liabilities (long-term)	(273,760,000)	(184,671,000)
Net benefit liabilities	(329,004,000)	(241,916,000)
Net (expense) credit recognized in net benefit cost	18,183,000	(18,078,000)
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(383,697,000)	(282,537,000)
Transition obligation	(474,000)	(1,324,000)
Prior service (cost) credit	36,984,000	60,023,000
Total accumulated other comprehensive loss	(347,187,000)	(223,838,000)
Net benefit liabilities	(329,004,000)	(241,916,000)
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	25,288,000
Transition obligation	475,000
Prior service cost (credit)	(4,794,000)
Total amortization	20,969,000
Decrease in pension expense as a result of change in pension plan, net of tax			(7,300,000)
Decrease in pension expense as a result of change in pension plan, net of tax (in dollars per share)			$ (0.04)
Pension Plans, Defined Benefit [Member]
Benefit obligations [Abstract]
Balance, beginning of period	581,329,000	532,328,000
Interest cost	31,359,000	30,713,000	32,477,000
Service cost	11,882,000	14,411,000	15,941,000
Actuarial (gain) loss	86,200,000	31,417,000
Special termination benefits	104,000	0	0
Plan amendments		0
Plan curtailments	4,690,000	(5,398,000)
Benefits paid	(25,213,000)	(22,142,000)
Balance, end of period	690,351,000	581,329,000	532,328,000
Plan assets [Abstract]
Fair value, beginning of period	421,940,000	337,282,000
Actual return	(1,715,000)	49,535,000
Employer contributions	53,394,000	57,265,000
Benefits paid	(25,213,000)	(22,142,000)
Fair value, end of period	448,406,000	421,940,000	337,282,000
Net benefit liabilities	(241,945,000)	(159,389,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(50,554,000)	(52,735,000)
Other liabilities (long-term)	(191,391,000)	(106,654,000)
Net benefit liabilities	(241,945,000)	(159,389,000)
Net (expense) credit recognized in net benefit cost	91,495,000	50,937,000
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(370,098,000)	(269,690,000)
Transition obligation	0	0
Prior service (cost) credit	36,658,000	59,364,000
Total accumulated other comprehensive loss	(333,440,000)	(210,326,000)
Net benefit liabilities	(241,945,000)	(159,389,000)
Weighted-average assumptions [Abstract]
Discount rate (in hundredths)	4.56%	5.45%
Rate of compensation increase (in hundredths)	4.15%	4.15%	4.15%
Accumulated benefit obligation	690,148,000	581,141,000
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	24,947,000
Transition obligation	0
Prior service cost (credit)	(4,647,000)
Total amortization	20,300,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit obligations [Abstract]
Balance, beginning of period	82,527,000	81,186,000
Interest cost	4,122,000	4,284,000	4,594,000
Service cost	2,011,000	1,955,000	2,040,000
Actuarial (gain) loss	6,757,000	(1,310,000)
Special termination benefits	396,000	0	0
Plan amendments		0
Plan curtailments	(5,773,000)	0
Benefits paid	(2,981,000)	(3,588,000)
Balance, end of period	87,059,000	82,527,000	81,186,000
Plan assets [Abstract]
Fair value, beginning of period	0	0
Actual return	0	0
Employer contributions	0	0
Benefits paid	0	0
Fair value, end of period	0	0	0
Net benefit liabilities	(87,059,000)	(82,527,000)
Amounts recognized in Consolidated Balance Sheet [Abstract]
Accrued liabilities	(4,690,000)	(4,510,000)
Other liabilities (long-term)	(82,369,000)	(78,017,000)
Net benefit liabilities	(87,059,000)	(82,527,000)
Net (expense) credit recognized in net benefit cost	(73,312,000)	(69,015,000)
Amounts not yet reflected in net periodic benefit cost [Abstract]
Actuarial loss	(13,599,000)	(12,847,000)
Transition obligation	(474,000)	(1,324,000)
Prior service (cost) credit	326,000	659,000
Total accumulated other comprehensive loss	(13,747,000)	(13,512,000)
Net benefit liabilities	(87,059,000)	(82,527,000)
Weighted-average assumptions [Abstract]
Discount rate (in hundredths)	4.46%	5.26%
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Actuarial loss	341,000
Transition obligation	475,000
Prior service cost (credit)	(147,000)
Total amortization	$ 669,000

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	$ 13,893	$ 16,366
Interest cost	35,481	34,997
Special termination benefit recognized	500	0
Assumed health care cost trend rates for next fiscal year (in hundredths)	8.40%
Ultimate health care cost trend rates (in hundredths)	4.50%
Effect of one-percentage-point change in assumed health care cost trend rates [Abstract]
Effect of one-percentage-point increase on total service and interest cost components for the year	538
Effect of one-percentage-point decrease on total service and interest cost components for the year	(461)
Effect of one-percentage-point increase on postretirement benefit obligation at year-end	5,220
Effect of one-percentage-point decrease on postretirement benefit obligation at year-end	(4,612)
Target rate of return of pension plan investments above inflation rate (in hundredths)	3.00%
Pension Plans, Defined Benefit [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	11,882	14,411	15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	0	0
Special termination benefit recognized	104	0	0
Total net pension and postretirement benefit cost	12,837	27,200	32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Total net pension and postretirement costs from Continuing operations	19,435	14,435	16,216
Discount rate (in hundredths)	5.36%	5.97%	6.41%
Expected return on plan assets (in hundredths)	8.00%	8.00%	8.00%
Rate of compensation increase (in hundredths)	4.15%	4.15%	4.15%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	2,011	1,955	2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Curtailment (gain) loss recognized	102	0	0
Special termination benefit recognized	396	0	0
Total net pension and postretirement benefit cost	7,279	6,761	7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Total net pension and postretirement costs from Continuing operations	$ 5,661	$ 4,371	$ 4,738
Discount rate (in hundredths)	5.14%	5.83%	6.34%

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Target allocation percentage of plan assets by asset category [Abstract]
Equity securities, range minimum (in hundredths)	62.50%	62.50%
Equity securities, range maximum (in hundredths)	72.50%	72.50%
S and P 500 Stock Index, range minimum (in hundredths)	22.50%	14.50%
S and P 500 Stock Index, range maximum (in hundredths)	52.50%	24.50%
Large cap growth, range minimum (in hundredths)		4.00%
Large cap growth, range maximum (in hundredths)		14.00%
Large cap value, range minimum (in hundredths)		4.00%
Large cap value, range maximum (in hundredths)		14.00%
Small cap growth, range minimum (in hundredths)	0.00%	0.00%
Small cap growth, range maximum (in hundredths)	10.00%	10.00%
Small cap value, range minimum (in hundredths)	0.00%	0.00%
Small cap value, range maximum (in hundredths)	10.00%	10.00%
International, range minimum (in hundredths)	10.00%	10.00%
International, range maximum (in hundredths)	30.00%	30.00%
Fixed income, range minimum (in hundredths)	22.50%	22.50%
Fixed income, range maximum (in hundredths)	32.50%	32.50%
Cash and equivalents, range minimum (in hundredths)	0.00%	0.00%
Cash and equivalents, range maximum (in hundredths)	10.00%	10.00%
Aggregate fixed income, range minimum (in hundredths)	10.00%	10.00%
Aggregate fixed income, range maximum (in hundredths)	16.00%	16.00%
Core plus fixed income, range minimum (in hundredths)	7.50%	7.50%
Core plus fixed income, range maximum (in hundredths)	17.50%	17.50%
Real estate, range minimum (in hundredths)	0.00%	0.00%
Real estate, range maximum (in hundredths)	10.00%	10.00%
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 448,406,000	$ 421,940,000	$ 337,282,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
Contributions made to defined contribution plans classified as continuing operations	8,000,000	6,100,000	5,500,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	273,041,000	218,525,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175,365,000	203,415,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
S and P 500 Stock Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,910,000	83,993,000
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,910,000	83,993,000
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Growth [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		39,039,000
Large Cap Growth [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Growth [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		39,039,000
Large Cap Growth [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		38,565,000
Large Cap Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		38,565,000
Large Cap Value [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Value [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Small Cap Growth [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,462,000	23,158,000
Small Cap Growth [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,462,000	23,158,000
Small Cap Growth [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Growth [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,425,000	21,340,000
Small Cap Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,425,000	21,340,000
Small Cap Value [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Value [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,270,000	80,151,000
International Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,270,000	80,151,000
International Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,442,000	9,627,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000	1,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,441,000	9,626,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Aggregate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,703,000	54,393,000
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,703,000	54,393,000
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Core Plus Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,243,000	51,468,000
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,243,000	51,468,000
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,951,000	20,206,000
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,951,000	20,206,000
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	448,406,000	421,940,000	337,282,000
Estimated future employer contributions in next fiscal year	50,600,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2012	50,820,000
2013	39,650,000
2014	32,950,000
2015	35,270,000
2016	36,480,000
2017 though 2021	203,190,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Estimated future employer contributions in next fiscal year	5,000,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2012	4,990,000
2013	5,300,000
2014	5,610,000
2015	6,080,000
2016	6,570,000
2017 though 2021	$ 32,330,000

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current [Abstract]
Federal	$ (39,708,000)	$ 16,959,000	$ 86,235,000
Foreign	15,368,000	32,402,000	22,607,000
State	566,000	(908,000)	779,000
Total current provision	(23,774,000)	48,453,000	109,621,000
Deferred	18,115,000	43,481,000	9,565,000
Total provision	(5,659,000)	91,934,000	119,186,000
Income tax expense (benefit), income tax reconciliation [Abstract]
Statutory rate (in hundredths)	35.00%	35.00%	35.00%
Tax at statutory rate	45,528,000	125,837,000	156,631,000
Increase (decrease) due to [Abstract]
Foreign companies' operations	(59,349,000)	(25,711,000)	(7,335,000)
Extraterritorial income exclusion	(522,000)	0	(25,391,000)
State tax expense	81,000	(590,000)	512,000
Domestic production activities	0	(6,372,000)	(2,790,000)
Other, net	8,603,000	(1,230,000)	(2,441,000)
Total provision	(5,659,000)	91,934,000	119,186,000
Deferred tax assets, current [Abstract]
Accrued employee benefit plan costs	26,519,000	16,788,000
U.S. net operating loss	0	0
U.K. net operating loss	0	0
Other	4,874,000	3,473,000
Total deferred tax assets, current	31,393,000	20,261,000
Less: valuation allowance, current	0	0
Deferred tax assets, net of valuation allowance, current	31,393,000	20,261,000
Deferred tax liabilities, current [Abstract]
Property, plant and equipment	0	0
Other	4,370,000	7,218,000
Total deferred tax liabilities	4,370,000	7,218,000
Net deferred tax asset (liability)	27,023,000	13,043,000
Deferred tax assets, noncurrent [Abstract]
Accrued employee benefit plan costs	72,467,000	54,821,000
U.S. net operating loss	64,495,000	109,654,000
U.K. net operating loss	14,722,000	17,778,000
Other	10,861,000	12,403,000
Total deferred tax assets, noncurrent	162,545,000	194,656,000
Less: valuation allowance, noncurrent	(14,722,000)	(17,778,000)
Deferred tax assets, net of valuation allowance, noncurrent	147,823,000	176,878,000
Deferred tax liabilities, noncurrent [Abstract]
Property, plant and equipment	615,319,000	609,321,000
Other	8,947,000	2,849,000
Total deferred tax liabilities, noncurrent	624,266,000	612,170,000
Net deferred tax asset (liability), noncurrent	(476,443,000)	(435,292,000)
Operating Loss Carryforwards [Line Items]
Undistributed earnings of foreign subsidiaries	203,700,000
Potential additional income taxes from undistributed earnings of foreign subsidiaries	3,200,000
Net unrecognized tax benefits which would reduce the Company's income tax provision if recognized	55,300,000	51,000,000	54,200,000
Changes in gross unrecognized tax benefits [Abstract]
Gross unrecognized tax benefits - beginning of year	51,000,000	54,200,000	6,500,000
Gross increases - tax positions in prior period	4,300,000	0	37,600,000
Gross decreases - tax positions in prior period	0	(1,300,000)	0
Gross increases - current period tax positions	0	0	11,900,000
Settlements	0	0	0
Lapse of statute of limitations	0	(1,900,000)	(1,800,000)
Gross unrecognized tax benefit - end of year	55,300,000	51,000,000	54,200,000
Accrued interest on income taxes	2,100,000	900,000	700,000
Accrued penalties on income taxes	1,100,000	600,000	400,000
Tax benefit recognized			25,400,000
Estimated tax benefits deferred due to uncertainty			49,200,000
Long-term income tax receivable included in other assets	74,600,000	74,600,000
Long-term liability related to deferred income tax benefits	49,200,000	49,200,000
Income from continuing operations before income taxes, domestic	(1,200,000)	260,300,000	558,300,000
Income (loss) from continuing operations before income taxes, foreign	131,300,000	118,700,000	(57,200,000)
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	184,200,000
Net operating loss carryforwards, expiration dates	2028 and 2029
U.K. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 55,600,000

GEOGRAPHIC AREA INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	$ 939,229	$ 1,017,705	$ 1,043,003
Consolidated long-lived assets	5,678,713	4,344,522	3,093,591
Rigs under construction	711,558	937,609	528,669
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	264,346	287,579	291,882
Consolidated long-lived assets	1,234,233	1,044,315	1,078,933
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	204,086	207,131	280,187
Consolidated long-lived assets	1,078,663	743,002	535,448
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	73,829	80,717	25,783
Consolidated long-lived assets	501,447	202,773	0
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	0	78,361	57,337
Consolidated long-lived assets	0	43,463	40,423
Qatar [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	59,824	78,819	98,875
Consolidated long-lived assets	87,781	91,735	49,390
Egypt [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	5,261	71,811	12,019
Consolidated long-lived assets	0	200,551	214,814
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	0	68,543	115,992
Consolidated long-lived assets	0	0	202,290
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	230,638	99,111	146,827
Consolidated long-lived assets	1,562,942	822,335	387,546
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	27,977	45,633	14,101
Consolidated long-lived assets	0	54,307	56,032
Trinidad [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	56,682	0	0
Consolidated long-lived assets	258,749	204,432	0
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	6,776	0	0
Consolidated long-lived assets	45,039	0	0
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	9,901	0	0
Consolidated long-lived assets	198,205	0	0
Other Geographic Areas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated long-lived assets	$ 96	$ 0	$ 46

MATERIAL CHARGES AND OTHER OPERATING EXPENSES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
MATERIAL CHARGES AND OTHER OPERATING EXPENSES [Abstract]
Litigation settlement charge	$ 6.1
Incremental noncash and cash compensation cost in connection with the separation of an employee	4.9
Expected cost of terminating an agency agreement in Mexico		$ 5.25

RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Director Investment Banker [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 1.8
Director Serving Law Firm [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 0.5	$ 0.4	$ 0.6

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Value of common stock issued in exchange for SKDP shares	$ 0	$ 337,907	$ 0
Accrued but unpaid additions to property and equipment at December 31	66,764	40,345	23,340
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	$ 276,839	$ 98,979	$ 137,648

GUARANTEE OF REGISTERED SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS:
Cash and cash equivalents	$ 438,853	$ 437,479	$ 639,681	$ 222,428
Restricted cash	0	15,265
Receivables - trade and other	283,592	269,896
Inventories	0	0
Prepaid expenses and other current assets	71,609	44,689
Assets of discontinued operations	27,661	1,007,924
Total current assets	821,715	1,775,253
Property, plant and equipment - gross	7,029,322	5,530,402
Less accumulated depreciation and amortization	1,350,609	1,185,880
Property, plant and equipment - net	5,678,713	4,344,522
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	97,417	97,682
TOTAL ASSETS	6,597,845	6,217,457
CURRENT LIABILITIES:
Current maturities of long-term debt	45,023	52,166
Accounts payable - trade	111,082	81,715
Deferred revenues	36,220	7,748
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	131,041	124,539
Liabilities of discontinued operations	25,005	378,797
Total current liabilities	348,371	644,965
Long-term debt - less current maturities	1,089,335	1,133,745
Due to affiliates	0	0
Other liabilities	357,709	251,145
Deferred income taxes - net	476,443	435,292
Shareholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,597,845	6,217,457
Condensed Consolidating Income Statements [Abstract]
REVENUES	939,229	1,017,705	1,043,003
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	508,066	416,832	404,313
Depreciation and amortization	183,903	138,301	123,940
Selling, general and administrative	88,278	78,658	65,953
Loss (gain) on disposals of property and equipment	(1,577)	402	(5,543)
Material charges and other operating expenses	10,976	5,250	0
Total costs and expenses	789,646	639,443	588,663
INCOME (LOSS) FROM OPERATIONS	149,583	378,262	454,340
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(20,071)	(24,879)	(8,028)
Interest income	730	1,289	1,194
Gain on debt extinguishment	0	5,324	0
Other - net	(162)	(461)	12
Total other income (expense) - net	(19,503)	(18,727)	(6,822)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	130,080	359,535	447,518
(Benefit) provision for income taxes	(5,659)	91,934	119,186
NET INCOME FROM CONTINUING OPERATIONS	135,739	267,601	328,332
DISCONTINUED OPERATIONS, NET OF TAX	601,102	12,394	39,172
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	736,841	279,995	367,504
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	736,841	279,995	367,504
Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes	(80,176)	4,826	66,695
Net (loss) gain arising during the period	(79,888)	(3,779)	14,225
Prior service credit arising during the period	0	0	43,703
Amortization of net loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service credit	(14,975)	(4,473)	(2,385)
OTHER COMPREHENSIVE INCOME	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	656,665	284,821	434,199
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	94,679	508,162	544,094
Investing activities:
Property, plant and equipment additions	(1,517,674)	(490,560)	(566,383)
Proceeds from disposals of property, plant and equipment	5,734	3,267	8,592
Proceeds from sales of manufacturing and land drilling operations, net	1,555,480	0	0
Change in restricted cash balance	15,265	(15,265)	0
Cash acquired from SKDP transaction, net	0	(17,681)	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	58,805	(520,239)	(557,791)
Financing activities:
Repayments of borrowings	(52,166)	(594,013)	(64,922)
Advances (to) from affiliates	0	0	0
Contributions from parent	0	0	0
Proceeds from borrowings - net of issue costs	0	395,517	491,729
Proceeds from stock option and debenture plans	19,941	7,959	1,471
Payments to acquire treasury stock	(125,013)	0	0
Excess tax benefits from stock-based compensation	5,128	412	2,672
Net cash provided by (used in) financing activities	(152,110)	(190,125)	430,950
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,374	(202,202)	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479	639,681	222,428
CASH AND CASH EQUIVALENTS, END OF PERIOD	438,853	437,479	639,681	222,428
Rowan UK [Member]
CURRENT ASSETS:
Cash and cash equivalents	21,472	0	0	0
Restricted cash	0	0
Receivables - trade and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operations	0	0
Total current assets	21,472	0
Property, plant and equipment - gross	0	0
Less accumulated depreciation and amortization	0	0
Property, plant and equipment - net	0	0
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	0	0
TOTAL ASSETS	21,472	0
CURRENT LIABILITIES:
Current maturities of long-term debt	0	0
Accounts payable - trade	730	0
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	0	0
Liabilities of discontinued operations	0	0
Total current liabilities	730	0
Long-term debt - less current maturities	0	0
Due to affiliates	1,151	0
Other liabilities	0	0
Deferred income taxes - net	0	0
Shareholders' equity	19,591	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	21,472	0
Condensed Consolidating Income Statements [Abstract]
REVENUES	0	0	0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0	0	0
Depreciation and amortization	0	0	0
Selling, general and administrative	2,161	0	0
Loss (gain) on disposals of property and equipment	0	0	0
Material charges and other operating expenses	0	0	0
Total costs and expenses	2,161	0	0
INCOME (LOSS) FROM OPERATIONS	(2,161)	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	0	0
Interest income	1	0	0
Gain on debt extinguishment	0	0	0
Other - net	0	0	0
Total other income (expense) - net	1	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(2,160)	0	0
(Benefit) provision for income taxes	0	0	0
NET INCOME FROM CONTINUING OPERATIONS	(2,160)	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	(2,160)	0	0
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	(2,160)	0	0
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	(2,160)	0	0
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,430)	0	0
Investing activities:
Property, plant and equipment additions	0	0	0
Proceeds from disposals of property, plant and equipment	0	0	0
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing activities:
Repayments of borrowings	0	0	0
Advances (to) from affiliates	1,152	0	0
Contributions from parent	21,750	0	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	0	0	0
Net cash provided by (used in) financing activities	22,902	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,472	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	0	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,472	0	0	0
Rowan Delaware [Member]
CURRENT ASSETS:
Cash and cash equivalents	184,677	255,061	639,025	219,447
Restricted cash	0	0
Receivables - trade and other	33,380	93,253
Inventories	0	0
Prepaid expenses and other current assets	46,137	41,342
Assets of discontinued operations	27,661	0
Total current assets	291,855	389,656
Property, plant and equipment - gross	1,290,526	1,422,533
Less accumulated depreciation and amortization	441,949	466,036
Property, plant and equipment - net	848,577	956,497
Investments in subsidiaries	1,121,573	3,598,680
Due from affiliates	3,732,488	436,877
Other assets	30,581	31,798
TOTAL ASSETS	6,025,074	5,413,508
CURRENT LIABILITIES:
Current maturities of long-term debt	22,464	22,464
Accounts payable - trade	43,091	26,275
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	102,785	99,259
Liabilities of discontinued operations	25,005	0
Total current liabilities	193,345	147,998
Long-term debt - less current maturities	1,073,887	1,095,738
Due to affiliates	0	0
Other liabilities	303,117	200,384
Deferred income taxes - net	128,738	217,078
Shareholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,025,074	5,413,508
Condensed Consolidating Income Statements [Abstract]
REVENUES	128,561	380,497	633,466
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	76,869	281,392	394,650
Depreciation and amortization	58,874	59,991	63,595
Selling, general and administrative	22,598	59,889	54,942
Loss (gain) on disposals of property and equipment	(157)	(332)	(5,363)
Material charges and other operating expenses	10,976	0	0
Total costs and expenses	169,160	400,940	507,824
INCOME (LOSS) FROM OPERATIONS	(40,599)	(20,443)	125,642
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(19,560)	(24,879)	(8,028)
Interest income	3,110	23,061	34,644
Gain on debt extinguishment	0	0	0
Other - net	640	(331)	47
Total other income (expense) - net	(15,810)	(2,149)	26,663
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(56,409)	(22,592)	152,305
(Benefit) provision for income taxes	(22,501)	(12,036)	36,874
NET INCOME FROM CONTINUING OPERATIONS	(33,908)	(10,556)	115,431
DISCONTINUED OPERATIONS, NET OF TAX	585,926	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	184,823	290,551	252,073
NET INCOME	736,841	279,995	367,504
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	736,841	279,995	367,504
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	(79,888)	(3,779)	14,225
Prior service credit arising during the period	0	0	43,703
Amortization of net loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service credit	(14,975)	(4,473)	(2,385)
OTHER COMPREHENSIVE INCOME	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	656,665	284,821	434,199
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(235,989)	15,613	156,959
Investing activities:
Property, plant and equipment additions	(125,481)	(72,496)	(109,976)
Proceeds from disposals of property, plant and equipment	613	807	6,576
Proceeds from sales of manufacturing and land drilling operations, net	1,555,480	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	(17,681)	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	(903,200)	(965,864)	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	527,412	(1,055,234)	(103,400)
Financing activities:
Repayments of borrowings	(22,464)	(594,013)	(64,922)
Advances (to) from affiliates	(238,630)	845,782	(64,557)
Contributions from parent	0	0	0
Proceeds from borrowings - net of issue costs	0	395,517	491,729
Proceeds from stock option and debenture plans	19,941	7,959	1,471
Payments to acquire treasury stock	(125,013)	0	0
Excess tax benefits from stock-based compensation	4,359	412	2,298
Net cash provided by (used in) financing activities	(361,807)	655,657	366,019
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,384)	(383,964)	419,578
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	184,677	255,061	639,025	219,447
CASH AND CASH EQUIVALENTS, END OF PERIOD	184,677	255,061	639,025	219,447
Other non-guarantor subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	232,704	182,418	656	2,981
Restricted cash	0	15,265
Receivables - trade and other	250,212	176,643
Inventories	0	0
Prepaid expenses and other current assets	25,472	3,347
Assets of discontinued operations	0	1,007,924
Total current assets	508,388	1,385,597
Property, plant and equipment - gross	5,738,796	4,107,869
Less accumulated depreciation and amortization	908,660	719,844
Property, plant and equipment - net	4,830,136	3,388,025
Investments in subsidiaries	0	0
Due from affiliates	333,357	168,452
Other assets	66,836	65,884
TOTAL ASSETS	5,738,717	5,007,958
CURRENT LIABILITIES:
Current maturities of long-term debt	22,559	29,702
Accounts payable - trade	67,261	55,440
Deferred revenues	36,220	7,748
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	28,256	25,280
Liabilities of discontinued operations	0	378,797
Total current liabilities	154,296	496,967
Long-term debt - less current maturities	15,448	38,007
Due to affiliates	4,064,694	605,329
Other liabilities	54,592	50,761
Deferred income taxes - net	347,705	218,214
Shareholders' equity	1,101,982	3,598,680
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,738,717	5,007,958
Condensed Consolidating Income Statements [Abstract]
REVENUES	925,238	875,826	760,311
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	545,767	374,058	360,437
Depreciation and amortization	125,029	78,310	60,345
Selling, general and administrative	63,519	18,769	11,011
Loss (gain) on disposals of property and equipment	(1,420)	734	(180)
Material charges and other operating expenses	0	5,250	0
Total costs and expenses	732,895	477,121	431,613
INCOME (LOSS) FROM OPERATIONS	192,343	398,705	328,698
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(3,162)	(22,256)	(33,457)
Interest income	270	484	7
Gain on debt extinguishment	0	5,324	0
Other - net	(802)	(130)	(35)
Total other income (expense) - net	(3,694)	(16,578)	(33,485)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	188,649	382,127	295,213
(Benefit) provision for income taxes	16,842	103,970	82,312
NET INCOME FROM CONTINUING OPERATIONS	171,807	278,157	212,901
DISCONTINUED OPERATIONS, NET OF TAX	15,176	12,394	39,172
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	186,983	290,551	252,073
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	186,983	290,551	252,073
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	186,983	290,551	252,073
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	332,098	492,549	387,135
Investing activities:
Property, plant and equipment additions	(1,392,193)	(418,064)	(456,407)
Proceeds from disposals of property, plant and equipment	5,121	2,460	2,016
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	15,265	(15,265)	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	(1,371,807)	(430,869)	(454,391)
Financing activities:
Repayments of borrowings	(29,702)	0	0
Advances (to) from affiliates	237,478	(845,782)	64,557
Contributions from parent	881,450	965,864	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	769	0	374
Net cash provided by (used in) financing activities	1,089,995	120,082	64,931
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	50,286	181,762	(2,325)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	232,704	182,418	656	2,981
CASH AND CASH EQUIVALENTS, END OF PERIOD	232,704	182,418	656	2,981
Consolidating adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables - trade and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operations	0	0
Total current assets	0	0
Property, plant and equipment - gross	0	0
Less accumulated depreciation and amortization	0	0
Property, plant and equipment - net	0	0
Investments in subsidiaries	(1,121,573)	(3,598,680)
Due from affiliates	(4,065,845)	(605,329)
Other assets	0	0
TOTAL ASSETS	(5,187,418)	(4,204,009)
CURRENT LIABILITIES:
Current maturities of long-term debt	0	0
Accounts payable - trade	0	0
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	0	0
Liabilities of discontinued operations	0	0
Total current liabilities	0	0
Long-term debt - less current maturities	0	0
Due to affiliates	(4,065,845)	(605,329)
Other liabilities	0	0
Deferred income taxes - net	0	0
Shareholders' equity	(1,121,573)	(3,598,680)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	(5,187,418)	(4,204,009)
Condensed Consolidating Income Statements [Abstract]
REVENUES	(114,570)	(238,618)	(350,774)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(114,570)	(238,618)	(350,774)
Depreciation and amortization	0	0	0
Selling, general and administrative	0	0	0
Loss (gain) on disposals of property and equipment	0	0	0
Material charges and other operating expenses	0	0	0
Total costs and expenses	(114,570)	(238,618)	(350,774)
INCOME (LOSS) FROM OPERATIONS	0	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	2,651	22,256	33,457
Interest income	(2,651)	(22,256)	(33,457)
Gain on debt extinguishment	0	0	0
Other - net	0	0	0
Total other income (expense) - net	0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	0	0
(Benefit) provision for income taxes	0	0	0
NET INCOME FROM CONTINUING OPERATIONS	0	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	(184,823)	(290,551)	(252,073)
NET INCOME	(184,823)	(290,551)	(252,073)
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	(184,823)	(290,551)	(252,073)
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	(184,823)	(290,551)	(252,073)
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0	0
Investing activities:
Property, plant and equipment additions	0	0	0
Proceeds from disposals of property, plant and equipment	0	0	0
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	903,200	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	903,200	0	0
Financing activities:
Repayments of borrowings	0	0	0
Advances (to) from affiliates	0	0	0
Contributions from parent	(903,200)	0	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	0	0	0
Net cash provided by (used in) financing activities	(903,200)	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0	$ 0	$ 0	$ 0